BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 98.6%
Aerospace & Defense — 0.9%
AAR Corp. ....................... 4,185 $ 78,678
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 9,492 378,636
AeroVironment , Inc.
(a)
................ 2,789 167,368
Astronics Corp.
(a)
................... 3,269 25,237
Cubic Corp. ...................... 4,100 238,497
Ducommun, Inc.
(a)
.................. 1,464 48,195
Kaman Corp. ..................... 3,506 136,629
Kratos Defense & Security Solutions, Inc.
(a)
. 15,678 302,272
Maxar Technologies, Inc. .............. 7,865 196,153
Moog, Inc., Class A ................. 3,809 241,986
National Presto Industries, Inc. .......... 689 56,401
PAE, Inc.
(a)
....................... 7,997 67,974
Park Aerospace Corp. ................ 2,399 26,197
Parsons Corp.
(a)
.................... 2,994 100,419
Triumph Group, Inc. ................. 6,744 43,903
Vectrus , Inc.
(a)
..................... 1,529 58,102
2,166,647
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.
(a)
...... 7,575 189,829
Atlas Air Worldwide Holdings, Inc.
(a)(b)
..... 3,330 202,797
Echo Global Logistics, Inc.
(a)
........... 3,520 90,710
Forward Air Corp. .................. 3,623 207,888
Hub Group, Inc., Class A
(a)
............. 4,272 214,433
Radiant Logistics, Inc.
(a)
.............. 5,513 28,337
933,994
Airlines — 0.3%
Allegiant Travel Co.
(b)
................ 1,715 205,457
Hawaiian Holdings, Inc. .............. 5,828 75,123
Mesa Air Group, Inc.
(a)
............... 3,911 11,537
SkyWest, Inc. ..................... 6,303 188,208
Spirit Airlines, Inc.
(a)
................. 11,741 189,030
669,355
Auto Components — 1.3%
Adient plc
(a)
....................... 11,383 197,267
American Axle & Manufacturing Holdings, Inc.
(a)
14,275 82,367
Cooper Tire & Rubber Co. ............. 6,545 207,477
Cooper-Standard Holdings, Inc.
(a)
........ 2,270 29,987
Dana, Inc. ........................ 18,625 229,460
Dorman Products, Inc.
(a)(b)
............. 3,464 313,076
Fox Factory Holding Corp.
(a)
............ 5,367 398,929
Gentherm , Inc.
(a)
................... 4,329 177,056
Goodyear Tire & Rubber Co. (The) ....... 29,946 229,686
LCI Industries
(b)
.................... 3,202 340,341
Modine Manufacturing Co.
(a)
........... 7,017 43,856
Motorcar Parts of America, Inc.
(a)
........ 2,527 39,320
Standard Motor Products, Inc. .......... 2,664 118,948
Stoneridge, Inc.
(a)
................... 3,476 63,854
Tenneco, Inc., Class A
(a)
.............. 6,755 46,880
Visteon Corp.
(a)
.................... 3,597 248,984
Workhorse Group, Inc.
(a)
.............. 12,261 309,958
XPEL, Inc.
(a)
...................... 2,154 56,176
3,133,622
Automobiles — 0.1%
Winnebago Industries, Inc. ............ 4,045 209,005
Banks — 7.0%
1st Constitution Bancorp .............. 1,123 13,364
1st Source Corp. ................... 2,229 68,742
ACNB Corp. ...................... 1,165 24,232
Allegiance Bancshares, Inc. ............ 2,392 55,901
Altabancorp ...................... 2,152 43,298
Amalgamated Bank, Class A ........... 1,859 19,668
Security Shares Value
Banks (continued)
Amerant Bancorp, Inc.
(a)
.............. 3,010 $ 28,023
American National Bankshares , Inc. ...... 1,431 29,937
Ameris Bancorp .................... 8,417 191,739
Ames National Corp. ................ 1,235 20,859
Arrow Financial Corp. ................ 1,719 43,131
Atlantic Capital Bancshares, Inc.
(a)
....... 2,850 32,347
Atlantic Union Bankshares Corp. ........ 9,956 212,760
Auburn National BanCorp , Inc. .......... 297 10,769
Banc of California, Inc. ............... 6,043 61,155
BancFirst Corp.
(b)
................... 2,511 102,549
Bancorp, Inc. (The)
(a)
................ 7,039 60,817
BancorpSouth Bank ................. 12,696 246,048
Bank First Corp. ................... 821 48,193
Bank of Commerce Holdings ........... 2,460 17,146
Bank of Marin Bancorp ............... 1,806 52,302
Bank of NT Butterfield & Son Ltd. (The) .... 6,624 147,583
Bank of Princeton (The) .............. 734 13,337
Bank7 Corp. ...................... 476 4,474
BankFinancial Corp. ................. 1,966 14,195
BankUnited , Inc. ................... 11,894 260,598
Bankwell Financial Group, Inc. .......... 917 12,976
Banner Corp. ..................... 4,489 144,815
Bar Harbor Bankshares .............. 2,025 41,614
BayCom Corp.
(a)
................... 1,448 14,914
BCB Bancorp, Inc. .................. 1,943 15,544
Berkshire Hills Bancorp, Inc. ........... 5,472 55,322
Boston Private Financial Holdings, Inc. .... 11,065 61,079
Bridge Bancorp, Inc. ................. 2,336 40,716
Brookline Bancorp, Inc. ............... 10,494 90,721
Bryn Mawr Bank Corp. ............... 2,648 65,856
Business First Bancshares, Inc. ......... 2,380 35,700
Byline Bancorp, Inc. ................. 3,297 37,190
C&F Financial Corp. ................. 476 14,137
Cadence BanCorp .................. 16,231 139,424
California Bancorp, Inc.
(a)
............. 854 9,676
Cambridge Bancorp ................. 824 43,804
Camden National Corp. .............. 2,044 61,780
Capital Bancorp, Inc.
(a)
............... 1,075 10,169
Capital City Bank Group, Inc. ........... 1,796 33,747
Capstar Financial Holdings, Inc. ......... 1,928 18,914
Carter Bank & Trust ................. 3,017 20,063
Cathay General Bancorp .............. 9,655 209,320
CB Financial Services, Inc. ............ 531 10,131
CBTX, Inc. ....................... 2,475 40,441
Central Pacific Financial Corp. .......... 3,650 49,530
Central Valley Community Bancorp ....... 1,626 20,081
Century Bancorp, Inc., Class A .......... 369 24,258
Chemung Financial Corp. ............. 478 13,800
ChoiceOne Financial Services, Inc. ....... 866 22,533
CIT Group, Inc. .................... 12,727 225,395
Citizens & Northern Corp. ............. 1,785 28,988
Citizens Holding Co. ................. 526 11,793
City Holding Co. ................... 1,997 115,047
Civista Bancshares, Inc. .............. 2,041 25,553
CNB Financial Corp. ................. 2,069 30,766
Coastal Financial Corp.
(a)
............. 1,119 13,708
Codorus Valley Bancorp, Inc. ........... 1,282 16,794
Colony Bankcorp , Inc. ............... 918 9,868
Columbia Banking System, Inc. ......... 9,241 220,398
Community Bank System, Inc. .......... 6,757 367,986
Community Bankers Trust Corp. ......... 2,934 14,905
Community Financial Corp. (The) ........ 631 13,472
Community Trust Bancorp, Inc. ......... 2,133 60,279
ConnectOne Bancorp, Inc. ............ 5,043 70,955
County Bancorp, Inc. ................ 532 10,002
CrossFirst Bankshares , Inc.
(a)(b)
......... 6,338 55,077

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Banks (continued)
Customers Bancorp, Inc.
(a)
............. 3,896 $ 43,635
CVB Financial Corp. ................. 16,784 279,118
Dime Community Bancshares, Inc. ....... 3,448 38,997
Eagle Bancorp Montana, Inc. ........... 568 10,008
Eagle Bancorp, Inc. ................. 4,196 112,411
Enterprise Bancorp, Inc. .............. 1,148 24,131
Enterprise Financial Services Corp. ...... 2,848 77,665
Equity Bancshares, Inc., Class A
(a)
....... 2,044 31,682
Esquire Financial Holdings, Inc.
(a)
........ 828 12,420
Evans Bancorp, Inc. ................. 678 15,085
Farmers & Merchants Bancorp, Inc. ...... 1,355 27,114
Farmers National Banc Corp. ........... 3,365 36,746
FB Financial Corp. .................. 3,956 99,375
Fidelity D&D Bancorp, Inc. ............. 528 25,719
Financial Institutions, Inc. ............. 1,844 28,398
First Bancorp ..................... 3,843 80,434
First BanCorp ..................... 27,587 144,004
First Bancorp, Inc. (The) .............. 1,388 29,259
First Bancshares, Inc. (The) ............ 2,726 57,164
First Bank ........................ 2,179 13,510
First Busey Corp. ................... 6,743 107,146
First Business Financial Services, Inc. ..... 1,115 15,933
First Capital, Inc. ................... 423 23,709
First Choice Bancorp ................ 1,540 20,467
First Commonwealth Financial Corp. ...... 13,259 102,625
First Community Bankshares , Inc. ....... 2,334 42,129
First Community Corp. ............... 721 9,827
First Financial Bancorp ............... 12,566 150,855
First Financial Bankshares , Inc.
(b)
........ 16,774 468,162
First Financial Corp. ................. 1,758 55,201
First Foundation, Inc. ................ 5,211 68,108
First Guaranty Bancshares, Inc. ......... 738 8,937
First Internet Bancorp ................ 1,295 19,075
First Interstate BancSystem , Inc., Class A .. 5,455 173,742
First Merchants Corp. ................ 7,150 165,594
First Mid Bancshares, Inc. ............. 1,948 48,603
First Midwest Bancorp, Inc. ............ 14,651 157,938
First Northwest Bancorp .............. 1,103 10,920
First of Long Island Corp. (The) ......... 3,134 46,415
First Savings Financial Group, Inc. ....... 220 11,955
First United Corp. .................. 779 9,122
First Western Financial, Inc.
(a)
.......... 637 8,249
Flushing Financial Corp. .............. 3,220 33,874
FNCB Bancorp, Inc. ................. 2,251 11,975
Franklin Financial Services Corp. ........ 541 11,567
Fulton Financial Corp. ................ 20,544 191,676
FVCBankcorp , Inc.
(a)
................. 1,570 15,700
German American Bancorp, Inc. ......... 3,281 89,046
Glacier Bancorp, Inc.
(b)
............... 12,437 398,606
Great Southern Bancorp, Inc. ........... 1,527 55,308
Great Western Bancorp, Inc. ........... 7,393 92,043
Guaranty Bancshares, Inc. ............ 722 17,971
Hancock Whitney Corp. .............. 10,997 206,854
Hanmi Financial Corp. ............... 4,133 33,932
HarborOne Bancorp, Inc. ............. 6,008 48,485
Hawthorn Bancshares, Inc.
(b)
........... 750 14,205
HBT Financial, Inc. .................. 1,397 15,674
Heartland Financial USA, Inc.
(b)
......... 4,338 130,118
Heritage Commerce Corp. ............. 8,009 53,300
Heritage Financial Corp. .............. 4,855 89,283
Hilltop Holdings, Inc. ................. 9,284 191,065
Home BancShares , Inc. .............. 19,747 299,365
HomeTrust Bancshares, Inc. ........... 2,143 29,102
Hope Bancorp, Inc. ................. 14,042 106,509
Horizon Bancorp, Inc. ................ 5,754 58,058
Howard Bancorp, Inc.
(a)
............... 1,869 16,784
Security Shares Value
Banks (continued)
Independent Bank Corp. .............. 6,737 $ 253,598
Independent Bank Group, Inc.
(b)
......... 4,805 212,285
International Bancshares Corp. ......... 6,851 178,537
Investar Holding Corp. ............... 1,325 16,987
Investors Bancorp, Inc.
(b)
.............. 29,705 215,658
Lakeland Bancorp, Inc. ............... 5,504 54,765
Lakeland Financial Corp. .............. 3,131 128,997
Landmark Bancorp, Inc. .............. 380 8,113
LCNB Corp. ...................... 1,678 22,905
Level One Bancorp, Inc. .............. 774 12,074
Limestone Bancorp, Inc.
(a)
............. 577 6,070
Live Oak Bancshares, Inc. ............. 3,727 94,405
Macatawa Bank Corp. ............... 3,277 21,399
Mackinac Financial Corp. ............. 1,132 10,924
MainStreet Bancshares, Inc.
(a)
.......... 915 11,200
Mercantile Bank Corp. ............... 2,155 38,833
Meridian Corp. .................... 551 8,888
Metrocity Bankshares , Inc. ............ 2,420 31,871
Metropolitan Bank Holding Corp.
(a)
....... 951 26,628
Mid Penn Bancorp, Inc. ............... 927 16,046
Middlefield Banc Corp. ............... 717 13,838
Midland States Bancorp, Inc. ........... 2,446 31,431
MidWestOne Financial Group, Inc. ....... 1,929 34,471
MVB Financial Corp. ................ 1,269 20,266
National Bank Holdings Corp., Class A
(b)
... 3,858 101,273
National Bankshares , Inc. ............. 887 22,468
NBT Bancorp, Inc. .................. 5,401 144,855
Nicolet Bankshares , Inc.
(a)
............. 1,245 67,989
Northeast Bank .................... 860 15,824
Northrim BanCorp , Inc. ............... 927 23,629
Norwood Financial Corp. .............. 821 19,967
Oak Valley Bancorp ................. 869 9,959
OceanFirst Financial Corp. ............ 7,830 107,193
OFG Bancorp ..................... 6,834 85,152
Ohio Valley Banc Corp. ............... 517 10,681
Old National Bancorp ................ 21,196 266,222
Old Second Bancorp, Inc. ............. 3,856 28,901
Origin Bancorp, Inc. ................. 2,812 60,064
Orrstown Financial Services, Inc.
(b)
....... 1,383 17,702
Pacific Premier Bancorp, Inc.
(b)
.......... 10,284 207,120
Park National Corp.
(b)
................ 1,862 152,610
Parke Bancorp, Inc. ................. 1,531 18,280
Partners Bancorp ................... 828 4,662
PCB Bancorp ..................... 1,660 14,591
Peapack -Gladstone Financial Corp. ...... 2,527 38,284
Penns Woods Bancorp, Inc.
(b)
.......... 859 17,051
Peoples Bancorp of North Carolina, Inc. ... 599 9,243
Peoples Bancorp, Inc. ............... 2,566 48,985
Peoples Financial Services Corp. ........ 912 31,701
Plumas Bancorp ................... 557 10,962
Preferred Bank .................... 1,661 53,351
Premier Financial Bancorp, Inc. ......... 1,798 19,418
Professional Holding Corp., Class A
(a)
..... 1,273 17,071
QCR Holdings, Inc. ................. 2,000 54,820
RBB Bancorp
(b)
.................... 2,205 25,005
Red River Bancshares, Inc. ............ 654 28,122
Reliant Bancorp, Inc. ................ 2,049 29,711
Renasant Corp.
(b)
................... 7,232 164,311
Republic Bancorp, Inc., Class A ......... 1,275 35,904
Republic First Bancorp, Inc.
(a)
........... 5,329 10,551
Richmond Mutual BanCorp , Inc. ......... 1,765 18,674
S&T Bancorp, Inc. .................. 5,209 92,147
Salisbury Bancorp, Inc. ............... 317 10,020
Sandy Spring Bancorp, Inc.
(b)
........... 6,122 141,296
SB Financial Group, Inc. .............. 817 11,021
Seacoast Banking Corp. of Florida
(a)
...... 6,874 123,938

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Banks (continued)
Select Bancorp, Inc.
(a)
................ 2,076 $ 14,926
ServisFirst Bancshares, Inc. ........... 6,342 215,818
Shore Bancshares, Inc. ............... 1,707 18,743
Sierra Bancorp .................... 1,873 31,448
Silvergate Capital Corp., Class A
(a)
....... 2,032 29,261
Simmons First National Corp., Class A .... 13,649 216,405
SmartFinancial , Inc. ................. 1,683 22,872
South Plains Financial, Inc. ............ 1,349 16,741
South State Corp.
(b)
................. 9,086 437,491
Southern First Bancshares, Inc.
(a)
........ 986 23,812
Southern National Bancorp of Virginia, Inc. .. 2,595 22,525
Southside Bancshares, Inc. ............ 3,995 97,598
Spirit of Texas Bancshares, Inc.
(a)
........ 1,910 21,316
Stock Yards Bancorp, Inc. ............. 2,613 88,947
Summit Financial Group, Inc. ........... 1,524 22,570
Texas Capital Bancshares, Inc.
(a)
........ 6,508 202,594
Tompkins Financial Corp. ............. 1,914 108,734
Towne Bank
(b)
..................... 8,226 134,906
TriCo Bancshares .................. 3,284 80,425
TriState Capital Holdings, Inc.
(a)
......... 3,730 49,385
Triumph Bancorp, Inc.
(a)
.............. 2,903 90,399
Trustmark Corp. ................... 8,088 173,164
UMB Financial Corp. ................ 5,655 277,152
United Bankshares , Inc.
(b)
............. 16,028 344,121
United Community Banks, Inc. .......... 9,902 167,641
United Security Bancshares ............ 2,059 12,580
Unity Bancorp, Inc. .................. 966 11,186
Univest Financial Corp. ............... 3,985 57,264
Valley National Bancorp .............. 51,237 350,973
Veritex Holdings, Inc. ................ 6,047 102,980
Washington Trust Bancorp, Inc. ......... 2,201 67,483
WesBanco , Inc. .................... 8,323 177,779
West BanCorp , Inc. ................. 2,109 33,407
Westamerica BanCorp ............... 3,375 183,431
17,341,489
Beverages — 0.3%
Celsius Holdings, Inc.
(a)
............... 4,589 104,216
Coca-Cola Consolidated, Inc. ........... 602 144,889
MGP Ingredients, Inc. ................ 1,756 69,784
National Beverage Corp.
(a)(b)
............ 1,498 101,879
NewAge , Inc.
(a)(b)
................... 12,030 20,812
Primo Water Corp. .................. 20,276 287,919
729,499
Biotechnology — 10.9%
(a)
89bio, Inc. ....................... 838 21,503
Abeona Therapeutics, Inc. ............. 8,145 8,308
ADMA Biologics, Inc.
(b)
............... 8,758 20,932
Aduro Biotech, Inc. .................. 8,518 20,699
Adverum Biotechnologies, Inc. .......... 11,198 115,339
Aeglea BioTherapeutics , Inc. ........... 5,672 40,214
Affimed NV ....................... 10,323 34,995
Agenus, Inc. ...................... 20,268 81,072
Aimmune Therapeutics, Inc. ........... 6,032 207,802
Akcea Therapeutics, Inc. .............. 2,211 40,108
Akebia Therapeutics, Inc. ............. 17,574 44,111
Akero Therapeutics, Inc. .............. 1,744 53,698
Akouos , Inc.
(b)
..................... 1,873 42,835
Albireo Pharma, Inc. ................. 1,798 59,999
Alector , Inc. ...................... 6,245 65,791
Allakos , Inc.
(b)
..................... 3,201 260,721
Allogene Therapeutics, Inc. ............ 6,997 263,857
Allovir , Inc. ....................... 2,280 62,700
ALX Oncology Holdings, Inc. ........... 1,239 46,760
Amicus Therapeutics, Inc.
(b)
............ 32,977 465,635
AnaptysBio , Inc.
(b)
.................. 2,946 43,453
Security Shares Value
Biotechnology (continued)
Anavex Life Sciences Corp. ............ 7,223 $ 32,865
Anika Therapeutics, Inc. .............. 1,903 67,347
Annexon , Inc. ..................... 1,907 57,649
Apellis Pharmaceuticals, Inc. ........... 7,803 235,416
Applied Genetic Technologies Corp.
(b)
..... 3,184 15,474
Applied Molecular Transport, Inc. ........ 1,608 51,167
Applied Therapeutics, Inc. ............. 1,799 37,347
Aprea Therapeutics, Inc.
(b)
............. 969 23,314
Aptinyx , Inc. ...................... 3,192 10,789
Aravive , Inc. ...................... 1,621 7,619
Arcturus Therapeutics Holdings, Inc. ...... 2,075 89,017
Arcus Biosciences, Inc. ............... 5,441 93,259
Arcutis Biotherapeutics , Inc. ........... 2,326 68,152
Ardelyx , Inc. ...................... 9,806 51,481
Arena Pharmaceuticals, Inc. ........... 7,509 561,598
Arrowhead Pharmaceuticals, Inc. ........ 13,027 560,943
Assembly Biosciences, Inc. ............ 4,131 67,914
Atara Biotherapeutics , Inc. ............. 9,366 121,383
Athenex , Inc. ...................... 8,017 97,006
Athersys , Inc. ..................... 23,206 45,252
Atreca , Inc., Class A ................. 3,565 49,803
AVEO Pharmaceuticals, Inc. ........... 3,029 17,992
Avid Bioservices , Inc. ................ 7,570 57,683
Avidity Biosciences, Inc. .............. 2,163 60,888
Avrobio , Inc. ...................... 4,197 54,645
Axcella Health, Inc. ................. 1,539 7,110
Beam Therapeutics, Inc. .............. 4,573 112,587
Beyondspring , Inc. .................. 1,753 23,332
BioCryst Pharmaceuticals, Inc. .......... 22,709 78,005
Biohaven Pharmaceutical Holding Co. Ltd. .. 6,239 405,597
BioSpecifics Technologies Corp.
(b)
........ 781 41,260
Bioxcel Therapeutics, Inc. ............. 1,427 61,875
Black Diamond Therapeutics, Inc.
(b)
...... 2,325 70,285
Blueprint Medicines Corp.
(b)
............ 7,221 669,387
BrainStorm Cell Therapeutics, Inc. ....... 3,565 60,320
Bridgebio Pharma, Inc. ............... 9,455 354,752
Cabaletta Bio, Inc. .................. 1,654 17,929
Calithera Biosciences, Inc. ............ 8,808 30,388
Calyxt , Inc. ....................... 1,679 9,218
CareDx , Inc. ...................... 6,227 236,252
CASI Pharmaceuticals, Inc. ............ 7,215 11,039
Castle Biosciences, Inc. .............. 1,376 70,795
Catabasis Pharmaceuticals, Inc. ......... 2,397 14,837
Catalyst Biosciences, Inc. ............. 2,406 10,346
Catalyst Pharmaceuticals, Inc. .......... 12,807 38,037
Cellular Biomedicine Group, Inc. ......... 1,644 30,151
CEL-SCI Corp.
(b)
................... 4,295 54,761
Centogene NV .................... 1,223 11,570
Checkmate Pharmaceuticals, Inc. ........ 650 7,481
Checkpoint Therapeutics, Inc. .......... 5,816 15,587
ChemoCentryx , Inc. ................. 6,441 352,967
Chimerix , Inc. ..................... 6,499 16,182
Cidara Therapeutics, Inc. ............. 4,335 12,355
Clovis Oncology, Inc.
(b)
............... 10,720 62,498
Cohbar , Inc.
(b)
..................... 2,690 2,554
Coherus Biosciences, Inc. ............. 7,438 136,413
Concert Pharmaceuticals, Inc. .......... 3,852 37,827
Constellation Pharmaceuticals, Inc. ....... 3,962 80,270
ContraFect Corp. ................... 3,191 16,848
Corbus Pharmaceuticals Holdings, Inc.
(b)
... 8,897 16,015
Cortexyme , Inc. .................... 2,117 105,850
Crinetics Pharmaceuticals, Inc. ......... 3,606 56,506
Cue Biopharma, Inc. ................. 3,737 56,242
Cyclerion Therapeutics, Inc.
(b)
.......... 3,184 19,359
Cytokinetics, Inc. ................... 8,605 186,298
CytomX Therapeutics, Inc. ............ 6,184 41,124

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Biotechnology (continued)
Deciphera Pharmaceuticals, Inc. ........ 4,858 $ 249,215
Denali Therapeutics, Inc. .............. 8,170 292,731
DermTech , Inc.
(b)
................... 1,066 12,739
Dicerna Pharmaceuticals, Inc. .......... 8,321 149,695
Dyadic International, Inc. .............. 2,603 19,705
Dynavax Technologies Corp. ........... 13,560 58,579
Eagle Pharmaceuticals, Inc. ........... 1,433 60,874
Editas Medicine, Inc. ................ 8,130 228,128
Eidos Therapeutics, Inc. .............. 1,350 68,215
Eiger BioPharmaceuticals , Inc. .......... 3,155 25,682
Emergent BioSolutions , Inc. ............ 5,797 599,004
Enanta Pharmaceuticals, Inc. ........... 2,562 117,288
Enochian Biosciences, Inc. ............ 1,565 5,603
Epizyme , Inc. ..................... 11,442 136,503
Esperion Therapeutics, Inc. ............ 3,307 122,921
Evelo Biosciences, Inc. ............... 1,646 8,674
Exicure , Inc. ...................... 7,628 13,349
Fate Therapeutics, Inc.
(b)
.............. 9,295 371,521
Fennec Pharmaceuticals, Inc. .......... 2,850 17,271
FibroGen , Inc. ..................... 11,045 454,170
Five Prime Therapeutics, Inc. ........... 3,984 18,725
Flexion Therapeutics, Inc.
(b)
............ 5,606 58,358
Forma Therapeutics Holdings, Inc. ....... 2,085 103,916
Fortress Biotech, Inc. ................ 7,433 30,029
Frequency Therapeutics, Inc. ........... 3,242 62,279
G1 Therapeutics, Inc. ................ 4,679 54,042
Galectin Therapeutics, Inc. ............ 5,213 13,919
Galera Therapeutics, Inc. ............. 1,042 9,420
Generation Bio Co. ................. 1,588 49,085
Genprex , Inc.
(b)
.................... 3,756 12,620
Geron Corp.
(b)
..................... 36,869 64,152
GlycoMimetics , Inc.
(b)
................ 4,523 13,886
Gossamer Bio, Inc. ................. 7,287 90,432
Gritstone Oncology, Inc.
(b)
............. 3,986 10,563
Halozyme Therapeutics, Inc. ........... 17,666 464,262
Harpoon Therapeutics, Inc. ............ 1,407 23,905
Heron Therapeutics, Inc. .............. 11,332 167,940
Homology Medicines, Inc. ............. 4,578 48,985
Hookipa Pharma, Inc.
(b)
............... 1,622 15,360
iBio , Inc.
(b)
........................ 5,941 12,060
Ideaya Biosciences, Inc. .............. 2,250 28,260
IGM Biosciences, Inc. ................ 957 70,636
Immunic , Inc. ..................... 512 9,508
ImmunoGen , Inc. ................... 23,206 83,542
Immunovant , Inc. ................... 4,534 159,551
Inovio Pharmaceuticals, Inc.
(b)
.......... 20,326 235,782
Inozyme Pharma, Inc. ................ 1,035 27,210
Insmed , Inc. ...................... 13,139 422,287
Intellia Therapeutics, Inc. ............. 6,468 128,584
Intercept Pharmaceuticals, Inc. ......... 3,319 137,606
Invitae Corp. ...................... 14,997 650,120
Ironwood Pharmaceuticals, Inc. ......... 20,548 184,829
iTeos Therapeutics, Inc. .............. 1,377 33,971
IVERIC bio, Inc.
(b)
................... 10,285 58,007
Jounce Therapeutics, Inc. ............. 2,248 18,344
Kadmon Holdings, Inc. ............... 21,746 85,244
KalVista Pharmaceuticals, Inc. .......... 1,829 23,027
Karuna Therapeutics, Inc. ............. 2,091 161,676
Karyopharm Therapeutics, Inc. .......... 8,968 130,933
Keros Therapeutics, Inc. .............. 939 36,217
Kezar Life Sciences, Inc. .............. 3,709 17,952
Kindred Biosciences, Inc.
(b)
............ 4,771 20,468
Kiniksa Pharmaceuticals Ltd., Class A ..... 3,412 52,272
Kodiak Sciences, Inc. ................ 3,759 222,570
Krystal Biotech, Inc. ................. 1,762 75,854
Kura Oncology, Inc. ................. 6,901 211,447
Security Shares Value
Biotechnology (continued)
La Jolla Pharmaceutical Co.
(b)
.......... 2,847 $ 11,473
Lexicon Pharmaceuticals, Inc. .......... 5,737 8,261
Ligand Pharmaceuticals, Inc.
(b)
.......... 1,892 180,345
LogicBio Therapeutics, Inc. ............ 1,634 14,837
MacroGenics , Inc.
(b)
................. 6,839 172,274
Madrigal Pharmaceuticals, Inc.
(b)
........ 1,108 131,553
Magenta Therapeutics, Inc. ............ 2,396 16,293
MannKind Corp. ................... 28,912 54,355
Marker Therapeutics, Inc.
(b)
............ 3,653 5,479
MediciNova , Inc.
(b)
.................. 5,798 30,382
MEI Pharma, Inc. ................... 14,148 44,142
MeiraGTx Holdings plc ............... 2,740 36,278
Mersana Therapeutics, Inc. ............ 6,896 128,404
Minerva Neurosciences, Inc. ........... 4,064 12,924
Mirati Therapeutics, Inc.
(b)
............. 4,856 806,339
Mirum Pharmaceuticals, Inc. ........... 738 14,221
Molecular Templates, Inc. ............. 3,266 35,665
Momenta Pharmaceuticals, Inc. ......... 15,322 804,099
Morphic Holding, Inc. ................ 1,848 50,524
Mustang Bio, Inc. ................... 3,972 12,512
Myriad Genetics, Inc. ................ 9,120 118,925
NantKwest , Inc.
(b)
................... 3,876 26,880
Natera , Inc.
(b)
..................... 9,174 662,730
Neoleukin Therapeutics, Inc.
(b)
.......... 3,963 47,556
Neubase Therapeutics, Inc. ............ 2,327 17,662
NeuroBo Pharmaceuticals, Inc.
(b)
........ 499 2,804
NextCure , Inc. ..................... 2,202 19,378
Nkarta , Inc. ....................... 2,097 63,036
Novavax , Inc. ..................... 8,006 867,450
Nurix Therapeutics, Inc. .............. 1,438 50,201
Nymox Pharmaceutical Corp. ........... 5,105 12,558
Oncocyte Corp. .................... 5,541 7,702
Oncternal Therapeutics, Inc., CVR
(c)
...... 105 215
OPKO Health, Inc. .................. 51,210 188,965
Organogenesis Holdings, Inc. .......... 2,604 9,999
Orgenesis , Inc. .................... 2,226 11,219
ORIC Pharmaceuticals, Inc. ............ 1,174 29,362
Ovid therapeutics, Inc.
(b)
.............. 5,771 33,126
Oyster Point Pharma, Inc. ............. 674 14,228
Pandion Therapeutics, Inc. ............ 924 10,589
Passage Bio, Inc. ................... 1,838 24,096
PDL BioPharma , Inc. ................ 15,191 47,852
PhaseBio Pharmaceuticals, Inc.
(b)
........ 2,316 8,129
Pieris Pharmaceuticals, Inc. ............ 6,594 13,650
Poseida Therapeutics, Inc. ............ 1,639 14,538
Precigen , Inc.
(b)
.................... 9,289 32,511
Precision BioSciences , Inc. ............ 6,168 37,995
Prevail Therapeutics, Inc. ............. 1,946 19,810
Protagonist Therapeutics, Inc. .......... 3,927 76,773
Protara Therapeutics, Inc. ............. 261 4,393
Prothena Corp. plc .................. 3,738 37,343
PTC Therapeutics, Inc. ............... 8,014 374,654
Puma Biotechnology, Inc. ............. 4,071 41,076
Radius Health, Inc. .................. 6,103 69,208
RAPT Therapeutics, Inc. .............. 1,480 47,656
REGENXBIO, Inc. .................. 4,354 119,822
Relay Therapeutics, Inc. .............. 4,162 177,260
Replimune Group, Inc. ............... 2,708 62,338
Retrophin , Inc. ..................... 6,294 116,187
REVOLUTION Medicines, Inc. .......... 4,995 173,826
Rhythm Pharmaceuticals, Inc. .......... 4,278 92,704
Rigel Pharmaceuticals, Inc. ............ 22,292 53,501
Rocket Pharmaceuticals, Inc. ........... 4,323 98,824
Rubius Therapeutics, Inc. ............. 4,870 24,399
Sangamo Therapeutics, Inc. ........... 14,835 140,191
Savara , Inc. ...................... 6,299 6,866

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Biotechnology (continued)
Scholar Rock Holding Corp. ............ 3,034 $ 53,671
Selecta Biosciences, Inc. ............. 9,045 22,432
Seres Therapeutics, Inc.
(b)
............. 6,894 195,169
Soleno Therapeutics, Inc. ............. 7,871 19,756
Solid Biosciences, Inc. ............... 3,427 6,957
Sorrento Therapeutics, Inc.
(b)
........... 28,608 318,979
Spectrum Pharmaceuticals, Inc. ......... 18,396 75,056
Spero Therapeutics, Inc. .............. 1,923 21,461
SpringWorks Therapeutics, Inc. ......... 2,692 128,328
Stoke Therapeutics, Inc. .............. 1,683 56,364
Sutro Biopharma, Inc.
(b)
............... 3,339 33,557
Syndax Pharmaceuticals, Inc. .......... 3,618 53,402
Syros Pharmaceuticals, Inc. ........... 5,543 49,000
TCR2 Therapeutics, Inc. .............. 3,265 66,345
TG Therapeutics, Inc. ................ 14,435 386,281
Translate Bio, Inc. .................. 8,808 119,877
Turning Point Therapeutics, Inc. ......... 4,443 388,140
Twist Bioscience Corp. ............... 4,264 323,936
Tyme Technologies, Inc.
(b)
............. 8,098 7,936
Ultragenyx Pharmaceutical, Inc. ......... 7,467 613,713
UNITY Biotechnology, Inc. ............. 4,476 15,487
UroGen Pharma Ltd. ................ 2,634 50,810
Vanda Pharmaceuticals, Inc. ........... 7,189 69,446
Vaxart , Inc. ....................... 5,814 38,663
Vaxcyte , Inc. ...................... 2,355 116,290
VBI Vaccines, Inc. .................. 23,351 66,784
Veracyte , Inc. ..................... 7,421 241,108
Verastem , Inc. ..................... 21,621 26,161
Vericel Corp. ...................... 6,003 111,236
Viela Bio, Inc.
(b)
.................... 2,690 75,535
Viking Therapeutics, Inc.
(b)
............. 9,074 52,811
Vir Biotechnology, Inc. ............... 6,947 238,490
Voyager Therapeutics, Inc. ............ 3,525 37,612
vTv Therapeutics, Inc., Class A ......... 1,176 2,082
X4 Pharmaceuticals, Inc. .............. 2,090 14,149
XBiotech , Inc. ..................... 1,847 35,259
Xencor , Inc. ...................... 7,213 279,792
XOMA Corp. ...................... 779 14,676
Y- mAbs Therapeutics, Inc. ............. 3,860 148,185
Zentalis Pharmaceuticals, Inc. .......... 1,394 45,570
ZIOPHARM Oncology, Inc. ............ 28,912 72,858
27,174,357
Building Products — 1.7%
AAON, Inc. ....................... 5,307 319,747
Advanced Drainage Systems, Inc. ....... 7,231 451,504
Alpha Pro Tech Ltd.
(a)
................ 1,623 23,988
American Woodmark Corp.
(a)
........... 2,237 175,694
Apogee Enterprises, Inc. .............. 3,287 70,243
Builders FirstSource , Inc.
(a)
............ 15,017 489,855
Caesarstone Ltd. ................... 3,044 29,831
Cornerstone Building Brands, Inc.
(a)(b)
..... 6,120 48,838
CSW Industrials, Inc. ................ 1,773 136,964
Gibraltar Industries, Inc.
(a)
............. 4,189 272,871
Griffon Corp. ...................... 5,478 107,040
Insteel Industries, Inc. ................ 2,420 45,254
JELD-WEN Holding, Inc.
(a)(b)
............ 8,943 202,112
Masonite International Corp.
(a)
.......... 3,148 309,763
Patrick Industries, Inc. ............... 2,922 168,073
PGT Innovations, Inc.
(a)
............... 7,356 128,877
Quanex Building Products Corp. ......... 4,145 76,434
Resideo Technologies, Inc.
(a)(b)
.......... 16,042 176,462
Simpson Manufacturing Co., Inc. ........ 5,672 551,091
UFP Industries, Inc. ................. 7,784 439,874
4,224,515
Security Shares Value
Capital Markets — 1.5%
Artisan Partners Asset Management, Inc.,
Class A ....................... 7,215 $ 281,313
Assetmark Financial Holdings, Inc.
(a)
...... 2,168 47,132
Associated Capital Group, Inc., Class A .... 300 10,839
B. Riley Financial, Inc. ............... 2,441 61,171
BGC Partners, Inc., Class A ............ 39,188 94,051
Blucora , Inc.
(a)
..................... 6,509 61,315
Brightsphere Investment Group, Inc. ...... 8,189 105,638
Cohen & Steers, Inc. ................ 3,170 176,696
Cowen, Inc., Class A ................ 3,279 53,349
Diamond Hill Investment Group, Inc. ...... 411 51,918
Donnelley Financial Solutions, Inc.
(a)
...... 3,762 50,260
Federated Hermes, Inc., Class B
(b)
....... 12,531 269,542
Focus Financial Partners, Inc., Class A
(a)
... 4,002 131,226
GAMCO Investors, Inc., Class A ......... 630 7,289
Greenhill & Co., Inc. ................. 1,834 20,816
Hamilton Lane, Inc., Class A ........... 3,907 252,353
Houlihan Lokey , Inc. ................. 6,706 395,989
Moelis & Co., Class A
(b)
............... 6,934 243,661
Oppenheimer Holdings, Inc., Class A ...... 1,284 28,659
Piper Sandler Cos. .................. 2,285 166,805
PJT Partners, Inc., Class A ............ 3,034 183,891
Pzena Investment Management, Inc., Class A 1,562 8,372
Safeguard Scientifics, Inc. ............. 2,757 15,108
Sculptor Capital Management, Inc., Class A . 2,581 30,301
Siebert Financial Corp.
(a)(b)
............. 1,073 3,466
Silvercrest Asset Management Group, Inc.,
Class A ....................... 1,176 12,301
Stifel Financial Corp.
(b)
............... 8,640 436,838
StoneX Group, Inc.
(a)
................ 2,198 112,450
Value Line, Inc. .................... 109 2,692
Virtus Investment Partners, Inc. ......... 935 129,638
Waddell & Reed Financial, Inc., Class A
(b)
.. 8,440 125,334
Westwood Holdings Group, Inc. ......... 1,082 12,054
WisdomTree Investments, Inc. .......... 17,260 55,232
3,637,699
Chemicals — 1.6%
Advanced Emissions Solutions, Inc. ...... 2,446 9,931
AdvanSix , Inc.
(a)
.................... 3,712 47,811
AgroFresh Solutions, Inc.
(a)
............ 3,650 8,869
American Vanguard Corp. ............. 3,869 50,839
Amyris , Inc.
(a)
..................... 13,415 39,172
Avient Corp. ...................... 11,830 313,022
Balchem Corp. .................... 4,180 408,093
Chase Corp. ...................... 988 94,255
Ferro Corp.
(a)(b)
.................... 10,879 134,900
FutureFuel Corp. ................... 3,429 38,988
GCP Applied Technologies, Inc.
(a)
........ 6,359 133,221
Hawkins, Inc. ..................... 1,286 59,285
HB Fuller Co. ..................... 6,715 307,413
Ingevity Corp.
(a)
.................... 5,375 265,740
Innospec , Inc. ..................... 3,142 198,951
Intrepid Potash, Inc.
(a)
................ 1,251 10,558
Koppers Holdings, Inc.
(a)
.............. 2,821 58,987
Kraton Corp.
(a)
..................... 3,869 68,946
Kronos Worldwide, Inc. ............... 2,839 36,509
Livent Corp.
(a)(b)
.................... 18,874 169,300
Marrone Bio Innovations, Inc.
(a)
......... 8,606 10,499
Minerals Technologies, Inc. ............ 4,304 219,934
Orion Engineered Carbons SA .......... 7,749 96,940
PQ Group Holdings, Inc.
(a)
............. 5,187 53,219
Quaker Chemical Corp.
(b)
............. 1,734 311,617
Rayonier Advanced Materials, Inc.
(a)
...... 8,800 28,160
Sensient Technologies Corp. ........... 5,489 316,935
Stepan Co.
(b)
...................... 2,805 305,745
Trecora Resources
(a)
................ 3,003 18,438

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Chemicals (continued)
Tredegar Corp. .................... 3,437 $ 51,108
Trinseo SA ....................... 4,939 126,636
Tronox Holdings plc, Class A
(b)
.......... 11,482 90,363
4,084,384
Commercial Services & Supplies — 2.1%
ABM Industries, Inc. ................. 8,699 318,905
ACCO Brands Corp. ................. 11,547 66,973
Advanced Disposal Services, Inc.
(a)
....... 9,563 289,090
Brady Corp., Class A ................ 6,120 244,922
BrightView Holdings, Inc.
(a)
............ 4,891 55,757
Brink's Co. (The)
(b)
.................. 6,458 265,359
Casella Waste Systems, Inc., Class A
(a)
.... 5,952 332,419
CECO Environmental Corp.
(a)
........... 4,493 32,754
Cimpress plc
(a)
..................... 2,300 172,868
CompX International, Inc. ............. 284 4,246
Covanta Holding Corp. ............... 15,062 116,731
Deluxe Corp. ...................... 5,460 140,486
Ennis, Inc. ....................... 3,378 58,912
Harsco Corp.
(a)
.................... 10,069 140,060
Healthcare Services Group, Inc. ......... 9,672 208,238
Heritage-Crystal Clean, Inc.
(a)
........... 2,118 28,275
Herman Miller, Inc. .................. 7,748 233,680
HNI Corp. ........................ 5,453 171,115
IBEX Ltd.
(a)
....................... 759 11,673
Interface, Inc. ..................... 7,817 47,840
KAR Auction Services, Inc. ............ 16,671 240,062
Kimball International, Inc., Class B ....... 4,802 50,613
Knoll, Inc. ........................ 6,210 74,893
Matthews International Corp., Class A ..... 4,035 90,223
McGrath RentCorp .................. 3,124 186,159
Montrose Environmental Group, Inc.
(a)
..... 1,409 33,562
NL Industries, Inc. .................. 1,105 4,696
PICO Holdings, Inc.
(a)
................ 2,314 20,733
Pitney Bowes, Inc. .................. 22,001 116,825
Quad/Graphics, Inc. ................. 5,029 15,238
SP Plus Corp.
(a)
.................... 3,123 56,058
Steelcase, Inc., Class A .............. 11,236 113,596
Team, Inc.
(a)
...................... 3,929 21,610
Tetra Tech, Inc. .................... 7,006 669,073
UniFirst Corp. ..................... 1,962 371,544
US Ecology, Inc. ................... 4,164 136,038
Viad Corp. ....................... 2,488 51,825
VSE Corp. ....................... 1,237 37,902
5,230,953
Communications Equipment — 0.9%
Acacia Communications, Inc.
(a)
.......... 5,023 338,550
ADTRAN, Inc. ..................... 6,580 67,478
Applied Optoelectronics, Inc.
(a)(b)
......... 2,737 30,791
CalAmp Corp.
(a)
.................... 4,560 32,786
Calix, Inc.
(a)
....................... 6,964 123,820
Cambium Networks Corp.
(a)
............ 866 14,609
Casa Systems, Inc.
(a)
................ 4,450 17,933
Clearfield, Inc.
(a)
.................... 1,604 32,353
Comtech Telecommunications Corp. ...... 3,244 45,416
Digi International, Inc.
(a)
............... 3,731 58,316
DZS, Inc.
(a)
....................... 1,635 15,320
Extreme Networks, Inc.
(a)
.............. 16,157 64,951
Genasys , Inc.
(a)
.................... 4,232 26,027
Harmonic, Inc.
(a)
.................... 12,495 69,722
Infinera Corp.
(a)
.................... 21,272 131,036
Inseego Corp.
(a)(b)
................... 7,416 76,533
InterDigital , Inc. .................... 3,948 225,273
KVH Industries, Inc.
(a)
................ 2,325 20,948
NETGEAR, Inc.
(a)
................... 3,966 122,232
NetScout Systems, Inc.
(a)
............. 8,933 195,007
Security Shares Value
Communications Equipment (continued)
PCTEL, Inc.
(a)
..................... 2,269 $ 12,843
Plantronics, Inc.
(b)
................... 4,553 53,908
Resonant, Inc.
(a)
.................... 6,536 15,556
Ribbon Communications, Inc.
(a)
......... 9,108 35,248
Viavi Solutions, Inc.
(a)
................ 29,136 341,765
2,168,421
Construction & Engineering — 1.3%
Aegion Corp.
(a)
.................... 4,067 57,467
Ameresco , Inc., Class A
(a)(b)
............ 3,220 107,548
API Group Corp.
(a)(d)
................. 18,444 262,458
Arcosa , Inc. ...................... 6,251 275,607
Argan , Inc. ....................... 1,840 77,114
Comfort Systems USA, Inc. ............ 4,608 237,358
Concrete Pumping Holdings, Inc.
(a)(b)
...... 3,764 13,438
Construction Partners, Inc., Class A
(a)
..... 3,367 61,279
Dycom Industries, Inc.
(a)
.............. 3,986 210,541
EMCOR Group, Inc. ................. 7,030 476,001
Fluor Corp. ....................... 18,191 160,263
Granite Construction, Inc. ............. 6,054 106,611
Great Lakes Dredge & Dock Corp.
(a)
...... 8,481 80,654
HC2 Holdings, Inc.
(a)
................. 5,799 14,034
IES Holdings, Inc.
(a)
................. 1,029 32,691
MasTec , Inc.
(a)
..................... 7,324 309,073
MYR Group, Inc.
(a)
.................. 2,219 82,502
Northwest Pipe Co.
(a)
................ 1,280 33,869
NV5 Global, Inc.
(a)
.................. 1,429 75,408
Primoris Services Corp. .............. 6,119 110,387
Sterling Construction Co., Inc.
(a)
......... 3,755 53,171
Tutor Perini Corp.
(a)
................. 5,593 62,250
WillScot Mobile Mini Holdings Corp.
(a)
..... 20,836 347,544
3,247,268
Construction Materials — 0.1%
Forterra , Inc.
(a)
..................... 2,234 26,406
Summit Materials, Inc., Class A
(a)
........ 14,780 244,461
United States Lime & Minerals, Inc. ....... 275 24,777
US Concrete, Inc.
(a)
................. 1,968 57,151
352,795
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............ 496 5,902
Curo Group Holdings Corp. ............ 2,633 18,563
Encore Capital Group, Inc.
(a)(b)
.......... 4,019 155,093
Enova International, Inc.
(a)
............. 3,694 60,545
EZCORP, Inc., Class A
(a)
.............. 6,650 33,450
FirstCash , Inc. ..................... 5,295 302,927
Green Dot Corp., Class A
(a)
............ 6,626 335,342
LendingClub Corp.
(a)
................. 9,410 44,321
Navient Corp. ..................... 24,581 207,709
Nelnet, Inc., Class A ................. 2,209 133,092
Oportun Financial Corp.
(a)
............. 2,532 29,852
PRA Group, Inc.
(a)
.................. 5,863 234,227
Regional Management Corp.
(a)
.......... 1,205 20,075
World Acceptance Corp.
(a)
............. 600 63,330
1,644,428
Containers & Packaging — 0.2%
Greif, Inc., Class A .................. 3,311 119,891
Greif, Inc., Class B .................. 766 30,242
Myers Industries, Inc. ................ 4,849 64,152
O-I Glass, Inc. ..................... 20,306 215,041
Ranpak Holdings Corp.
(a)(b)
............ 3,525 33,558
UFP Technologies, Inc.
(a)
.............. 876 36,284
499,168

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Distributors — 0.1%
Core-Mark Holding Co., Inc. ........... 5,809 $ 168,054
Funko , Inc., Class A
(a)(b)
............... 3,501 20,271
Greenlane Holdings, Inc., Class A
(a)
...... 1,731 3,878
Weyco Group, Inc. .................. 783 12,661
204,864
Diversified Consumer Services — 0.6%
Adtalem Global Education, Inc.
(a)
........ 6,608 162,160
American Public Education, Inc.
(a)
........ 1,938 54,632
Aspen Group, Inc.
(a)
................. 2,388 26,674
Carriage Services, Inc. ............... 2,185 48,747
Collectors Universe, Inc. .............. 1,120 55,429
Franchise Group, Inc. ................ 2,883 73,113
Houghton Mifflin Harcourt Co.
(a)
......... 14,878 25,739
K12, Inc.
(a)
....................... 5,129 135,098
Laureate Education, Inc., Class A
(a)
....... 14,116 187,461
OneSpaWorld Holdings Ltd. ............ 6,105 39,683
Perdoceo Education Corp.
(a)(b)
.......... 8,685 106,304
Regis Corp.
(a)
..................... 3,106 19,071
Strategic Education, Inc. .............. 3,123 285,661
Universal Technical Institute, Inc.
(a)
....... 3,615 18,364
Vivint Smart Home, Inc.
(a)
............. 9,449 161,389
WW International, Inc.
(a)(b)
............. 6,052 114,201
1,513,726
Diversified Financial Services — 0.2%
Alerus Financial Corp. ............... 1,846 36,181
A-Mark Precious Metals, Inc. ........... 575 19,389
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 4,064 49,378
Cannae Holdings, Inc.
(a)
.............. 11,198 417,237
GWG Holdings, Inc.
(a)
................ 366 3,148
Marlin Business Services Corp. ......... 1,178 8,305
SWK Holdings Corp.
(a)
............... 359 5,026
538,664
Diversified Telecommunication Services — 0.8%
Alaska Communications Systems Group, Inc. 5,766 11,532
Anterix , Inc.
(a)
..................... 1,375 44,976
ATN International, Inc. ............... 1,508 75,611
Bandwidth, Inc., Class A
(a)
............. 2,501 436,600
Cincinnati Bell, Inc.
(a)
................ 6,625 99,375
Cogent Communications Holdings, Inc.
(b)
... 5,519 331,416
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 9,837 55,972
IDT Corp., Class B
(a)
................. 2,243 14,759
Iridium Communications, Inc.
(a)
.......... 15,193 388,637
Liberty Latin America Ltd., Class A
(a)
...... 6,060 49,995
Liberty Latin America Ltd., Class C
(a)
...... 19,550 159,137
Ooma , Inc.
(a)
...................... 2,831 36,945
ORBCOMM, Inc.
(a)
.................. 10,338 35,149
Vonage Holdings Corp.
(a)
.............. 29,879 305,662
2,045,766
Electric Utilities — 0.7%
ALLETE, Inc. ..................... 6,742 348,831
Genie Energy Ltd., Class B ............ 1,936 15,488
MGE Energy, Inc.
(b)
................. 4,696 294,251
Otter Tail Corp. .................... 5,362 193,944
PNM Resources, Inc.
(b)
............... 10,290 425,286
Portland General Electric Co. ........... 11,645 413,398
Spark Energy, Inc., Class A ............ 1,964 16,340
1,707,538
Electrical Equipment — 1.5%
Allied Motion Technologies, Inc. ......... 998 41,197
American Superconductor Corp.
(a)
....... 3,117 45,134
Atkore International Group, Inc.
(a)
........ 6,073 138,039
Security Shares Value
Electrical Equipment (continued)
AZZ, Inc. ........................ 3,266 $ 111,436
Bloom Energy Corp., Class A
(a)(b)
........ 11,455 205,846
Encore Wire Corp. .................. 2,704 125,520
EnerSys
(b)
........................ 5,499 369,093
FuelCell Energy, Inc.
(a)(b)
.............. 28,618 61,243
LSI Industries, Inc. .................. 3,336 22,518
Orion Energy Systems, Inc.
(a)
........... 3,152 23,861
Plug Power, Inc.
(a)(b)
................. 44,318 594,304
Powell Industries, Inc. ................ 1,258 30,356
Preformed Line Products Co. ........... 421 20,511
Sunrun , Inc.
(a)(b)
.................... 15,425 1,188,805
Thermon Group Holdings, Inc.
(a)
......... 4,303 48,323
TPI Composites, Inc.
(a)
............... 3,832 110,975
Ultralife Corp.
(a)
.................... 837 4,938
Vicor Corp.
(a)
...................... 2,521 195,957
Vivint Solar, Inc.
(a)
.................. 6,407 271,336
3,609,392
Electronic Equipment, Instruments & Components — 2.1%
Akoustis Technologies, Inc.
(a)(b)
.......... 4,135 33,742
Arlo Technologies, Inc.
(a)
.............. 9,839 51,753
Badger Meter, Inc.
(b)
................. 3,770 246,445
Bel Fuse, Inc., Class B ............... 1,475 15,753
Belden, Inc.
(b)
..................... 5,760 179,251
Benchmark Electronics, Inc. ........... 4,914 99,017
CTS Corp. ....................... 3,967 87,393
Daktronics, Inc. .................... 5,343 21,158
ePlus , Inc.
(a)
...................... 1,777 130,076
Fabrinet
(a)
........................ 4,744 299,014
FARO Technologies, Inc.
(a)(b)
........... 2,357 143,730
Fitbit, Inc., Class A
(a)
................. 31,057 216,157
II-VI, Inc.
(a)(b)
...................... 13,023 528,213
Insight Enterprises, Inc.
(a)(b)
............ 4,436 250,989
Intellicheck , Inc.
(a)
................... 2,103 14,027
Iteris , Inc.
(a)
....................... 5,349 21,931
Itron , Inc.
(a)(b)
...................... 5,168 313,904
Kimball Electronics, Inc.
(a)
............. 3,167 36,611
Knowles Corp.
(a)(b)
.................. 11,388 169,681
Luna Innovations, Inc.
(a)
.............. 3,683 22,024
Methode Electronics, Inc.
(b)
............ 4,656 132,696
MTS Systems Corp.
(b)
................ 2,672 51,062
Napco Security Technologies, Inc.
(a)
...... 1,561 36,683
nLight , Inc.
(a)
...................... 4,646 109,088
Novanta , Inc.
(a)
.................... 4,436 467,288
OSI Systems, Inc.
(a)
................. 2,157 167,405
PAR Technology Corp.
(a)
.............. 2,174 88,069
PC Connection, Inc. ................. 1,480 60,769
Plexus Corp.
(a)
..................... 3,681 259,989
Powerfleet , Inc.
(a)(b)
.................. 3,425 19,283
Research Frontiers, Inc.
(a)(b)
............ 3,381 9,129
Rogers Corp.
(a)(b)
................... 2,413 236,619
Sanmina Corp.
(a)
................... 8,675 234,659
ScanSource , Inc.
(a)
.................. 3,376 66,946
TTM Technologies, Inc.
(a)
.............. 12,652 144,359
Vishay Intertechnology , Inc. ............ 17,094 266,154
Vishay Precision Group, Inc.
(a)
.......... 1,691 42,816
Wrap Technologies, Inc.
(a)
............. 1,625 11,001
5,284,884
Energy Equipment & Services — 0.5%
Archrock , Inc. ..................... 16,928 91,073
Aspen Aerogels, Inc.
(a)
............... 2,540 27,813
Bristow Group, Inc.
(a)
................ 815 17,319
Cactus, Inc., Class A ................ 6,220 119,362
ChampionX Corp.
(a)
................. 24,427 195,172
DMC Global, Inc. ................... 1,961 64,595
Dril -Quip, Inc.
(a)
.................... 4,431 109,711

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Energy Equipment & Services (continued)
Exterran Corp.
(a)
................... 3,860 $ 16,058
Frank's International NV
(a)
............. 20,810 32,047
Helix Energy Solutions Group, Inc.
(a)
...... 17,409 41,956
Liberty Oilfield Services, Inc., Class A ..... 7,804 62,354
Matrix Service Co.
(a)
................. 3,515 29,350
Nabors Industries Ltd.
(b)
.............. 955 23,340
National Energy Services Reunited Corp.
(a)
. 3,128 19,957
Newpark Resources, Inc.
(a)
............ 11,838 12,430
NexTier Oilfield Solutions, Inc.
(a)
......... 22,530 41,680
Oceaneering International, Inc.
(a)
........ 13,541 47,664
Oil States International, Inc.
(a)
........... 8,444 23,052
Patterson-UTI Energy, Inc. ............ 24,735 70,495
ProPetro Holding Corp.
(a)
.............. 9,698 39,374
RPC, Inc.
(a)(b)
...................... 6,238 16,468
SEACOR Holdings, Inc.
(a)
............. 2,586 75,201
Select Energy Services, Inc., Class A
(a)
.... 6,445 24,749
Solaris Oilfield Infrastructure, Inc., Class A .. 3,525 22,348
Tidewater, Inc.
(a)(b)
.................. 5,115 34,322
Transocean Ltd.
(a)
.................. 79,358 64,034
US Silica Holdings, Inc. ............... 8,832 26,496
1,348,420
Entertainment — 0.2%
AMC Entertainment Holdings, Inc., Class A
(b)
7,421 34,953
Cinemark Holdings, Inc.
(b)
............. 14,069 140,690
Eros STX Global Corp.
(a)(b)
............. 19,194 42,419
Gaia, Inc.
(a)
....................... 1,503 14,774
Glu Mobile, Inc.
(a)
................... 18,961 145,526
IMAX Corp.
(a)
..................... 6,586 78,769
Liberty Media Corp.-Liberty Braves, Class A
(a)
1,450 30,276
Liberty Media Corp-Liberty Braves, Class C
(a)
4,654 97,780
LiveXLive Media, Inc.
(a)
............... 4,318 11,205
Marcus Corp. (The) ................. 2,653 20,508
616,900
Equity Real Estate Investment Trusts (REITs) — 5.8%
Acadia Realty Trust ................. 11,041 115,930
Agree Realty Corp.
(b)
................ 6,982 444,334
Alexander & Baldwin, Inc. ............. 8,817 98,839
Alexander's, Inc. ................... 264 64,738
Alpine Income Property Trust, Inc. ....... 890 13,839
American Assets Trust, Inc. ............ 6,415 154,537
American Finance Trust, Inc. ........... 14,113 88,488
Armada Hoffler Properties, Inc. ......... 7,049 65,274
Bluerock Residential Growth REIT, Inc. .... 3,167 24,006
BRT Apartments Corp. ............... 967 11,391
CareTrust REIT, Inc. ................. 12,397 220,605
CatchMark Timber Trust, Inc., Class A ..... 6,522 58,241
Chatham Lodging Trust ............... 5,808 44,257
CIM Commercial Trust Corp. ........... 1,473 14,524
City Office REIT, Inc. ................ 5,891 44,300
Clipper Realty, Inc.
(b)
................. 2,104 12,729
Colony Capital, Inc.
(b)
................ 62,151 169,672
Columbia Property Trust, Inc. ........... 14,626 159,570
Community Healthcare Trust, Inc. ........ 2,851 133,313
CoreCivic , Inc. ..................... 15,389 123,112
CorEnergy Infrastructure Trust, Inc. ....... 2,048 11,960
CorePoint Lodging, Inc. .............. 4,733 25,795
DiamondRock Hospitality Co. ........... 25,524 129,407
Diversified Healthcare Trust ............ 30,133 106,068
Easterly Government Properties, Inc. ..... 10,421 233,535
EastGroup Properties, Inc. ............ 5,039 651,694
Essential Properties Realty Trust, Inc.
(b)
.... 11,993 219,712
Farmland Partners, Inc.
(b)
............. 3,525 23,476
Four Corners Property Trust, Inc. ........ 9,284 237,578
Franklin Street Properties Corp. ......... 13,847 50,680
Front Yard Residential Corp. ........... 6,828 59,677
Security Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
GEO Group, Inc. (The) ............... 15,355 $ 174,126
Getty Realty Corp. .................. 4,352 113,195
Gladstone Commercial Corp. ........... 4,247 71,562
Gladstone Land Corp. ............... 2,499 37,535
Global Medical REIT, Inc. ............. 5,502 74,277
Global Net Lease, Inc. ............... 11,616 184,694
Healthcare Realty Trust, Inc. ........... 17,617 530,624
Hersha Hospitality Trust
(b)
............. 4,729 26,199
Independence Realty Trust, Inc. ......... 12,201 141,410
Industrial Logistics Properties Trust ....... 8,422 184,189
Innovative Industrial Properties, Inc.
(b)
..... 2,771 343,909
Investors Real Estate Trust ............ 1,631 106,292
iStar , Inc. ........................ 9,445 111,545
Jernigan Capital, Inc. ................ 2,749 47,118
Kite Realty Group Trust ............... 10,753 124,520
Lexington Realty Trust
(b)
.............. 35,513 371,111
LTC Properties, Inc.
(b)
................ 5,132 178,901
Macerich Co. (The)
(b)
................ 19,327 131,230
Mack-Cali Realty Corp. ............... 11,232 141,748
Monmouth Real Estate Investment Corp. ... 12,215 169,178
National Health Investors, Inc.
(b)
......... 5,591 336,970
National Storage Affiliates Trust ......... 8,096 264,820
NETSTREIT Corp. .................. 1,516 27,682
New Senior Investment Group, Inc. ....... 10,217 40,868
NexPoint Residential Trust, Inc. ......... 2,888 128,083
Office Properties Income Trust .......... 6,125 126,914
One Liberty Properties, Inc. ............ 1,945 31,820
Pebblebrook Hotel Trust .............. 16,821 210,767
Physicians Realty Trust ............... 27,014 483,821
Piedmont Office Realty Trust, Inc., Class A .. 16,236 220,322
Plymouth Industrial REIT, Inc. .......... 1,748 21,570
PotlatchDeltic Corp. ................. 8,523 358,818
Preferred Apartment Communities, Inc., Class
A ........................... 6,414 34,636
PS Business Parks, Inc. .............. 2,605 318,826
QTS Realty Trust, Inc., Class A
(b)
........ 7,938 500,253
Retail Opportunity Investments Corp. ..... 15,038 156,621
Retail Properties of America, Inc., Class A .. 28,076 163,122
Retail Value, Inc. ................... 2,387 30,005
RLJ Lodging Trust .................. 21,677 187,723
RPT Realty ....................... 10,011 54,460
Ryman Hospitality Properties, Inc. ....... 6,558 241,334
Sabra Health Care REIT, Inc. ........... 26,644 367,288
Safehold , Inc.
(b)
.................... 2,314 143,699
Saul Centers, Inc. .................. 1,646 43,751
Seritage Growth Properties, Class A
(a)(b)
.... 4,305 57,902
Service Properties Trust .............. 21,219 168,691
SITE Centers Corp. ................. 19,976 143,827
STAG Industrial, Inc. ................ 19,571 596,720
Summit Hotel Properties, Inc. ........... 13,781 71,386
Sunstone Hotel Investors, Inc. .......... 27,814 220,843
Tanger Factory Outlet Centers, Inc. ....... 11,386 68,658
Terreno Realty Corp. ................ 8,689 475,810
UMH Properties, Inc. ................ 4,828 65,371
Uniti Group, Inc. ................... 25,125 264,692
Universal Health Realty Income Trust ..... 1,625 92,609
Urban Edge Properties ............... 15,163 147,384
Urstadt Biddle Properties, Inc., Class A .... 4,144 38,125
Washington REIT ................... 10,614 213,660
Whitestone REIT ................... 5,642 33,852
Xenia Hotels & Resorts, Inc.
(b)
.......... 14,957 131,322
14,359,669
Food & Staples Retailing — 0.8%
Andersons, Inc. (The) ................ 3,864 74,073
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 17,807 739,881
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 3,860 56,124

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Food & Staples Retailing (continued)
HF Foods Group, Inc.
(a)(b)
.............. 4,816 $ 31,834
Ingles Markets, Inc., Class A ........... 1,932 73,493
Natural Grocers by Vitamin Cottage, Inc. ... 1,090 10,747
Performance Food Group Co.
(a)
......... 17,018 589,163
PriceSmart , Inc.
(b)
................... 2,963 196,891
Rite Aid Corp.
(a)(b)
................... 7,432 70,530
SpartanNash Co. ................... 4,412 72,136
United Natural Foods, Inc.
(a)
............ 7,202 107,094
Village Super Market, Inc., Class A ....... 1,150 28,302
Weis Markets, Inc. .................. 1,268 60,864
2,111,132
Food Products — 1.5%
Alico , Inc. ........................ 686 19,633
B&G Foods, Inc.
(b)
.................. 8,317 230,963
Bridgford Foods Corp.
(a)
.............. 221 4,047
Calavo Growers, Inc. ................ 2,114 140,095
Cal-Maine Foods, Inc.
(a)
.............. 4,025 154,439
Darling Ingredients, Inc.
(a)
............. 20,930 754,108
Farmer Bros Co.
(a)
.................. 2,106 9,309
Fresh Del Monte Produce, Inc. .......... 4,190 96,035
Freshpet , Inc.
(a)(b)
................... 5,055 564,391
Hostess Brands, Inc.
(a)
............... 16,010 197,403
J&J Snack Foods Corp.
(b)
............. 1,948 254,000
John B Sanfilippo & Son, Inc. ........... 1,182 89,099
Lancaster Colony Corp. .............. 2,483 443,960
Landec Corp.
(a)
.................... 3,600 34,992
Limoneira Co.
(b)
.................... 2,145 30,674
Sanderson Farms, Inc.
(b)
.............. 2,589 305,424
Seneca Foods Corp., Class A
(a)
......... 860 30,728
Simply Good Foods Co. (The)
(a)
......... 11,066 244,005
Tootsie Roll Industries, Inc.
(b)
........... 2,200 67,980
Vital Farms, Inc.
(a)
.................. 1,308 53,013
3,724,298
Gas Utilities — 1.0%
Brookfield Infrastructure Corp., Class A .... 4,231 234,355
Chesapeake Utilities Corp. ............ 2,129 179,475
New Jersey Resources Corp. ........... 12,331 333,184
Northwest Natural Holding Co.
(b)
......... 3,882 176,204
ONE Gas, Inc. ..................... 6,819 470,579
RGC Resources, Inc. ................ 1,035 24,271
South Jersey Industries, Inc. ........... 13,015 250,799
Southwest Gas Holdings, Inc. .......... 7,275 459,052
Spire, Inc. ........................ 6,514 346,545
2,474,464
Health Care Equipment & Supplies — 3.7%
Accelerate Diagnostics, Inc.
(a)
.......... 4,149 44,228
Accuray , Inc.
(a)
..................... 11,846 28,430
Acutus Medical, Inc.
(a)
................ 1,274 37,965
Alphatec Holdings, Inc.
(a)(b)
............. 6,065 40,272
AngioDynamics , Inc.
(a)
............... 4,838 58,346
Antares Pharma, Inc.
(a)
............... 21,843 58,976
Apyx Medical Corp.
(a)
................ 4,436 20,894
Aspira Women's Health, Inc.
(a)(b)
......... 9,969 30,754
AtriCure , Inc.
(a)
.................... 5,687 226,911
Atrion Corp. ...................... 178 111,428
Avanos Medical, Inc.
(a)
............... 6,164 204,768
AxoGen , Inc.
(a)
..................... 4,938 57,429
Axonics Modulation Technologies, Inc.
(a)
... 3,925 200,332
Bellerophon Therapeutics, Inc.
(a)
......... 491 4,998
Beyond Air, Inc.
(a)
................... 1,627 8,444
BioLife Solutions, Inc.
(a)
............... 1,762 50,992
BioSig Technologies, Inc.
(a)
............ 2,841 14,006
Cantel Medical Corp. ................ 4,918 216,097
Cardiovascular Systems, Inc.
(a)
.......... 5,000 196,750
Security Shares Value
Health Care Equipment & Supplies (continued)
Cerus Corp.
(a)
..................... 21,842 $ 136,731
Chembio Diagnostics, Inc.
(a)
............ 2,402 11,674
Co-Diagnostics, Inc.
(a)
................ 3,482 47,320
CONMED Corp.
(b)
.................. 3,498 275,188
CryoLife , Inc.
(a)
.................... 4,885 90,226
CryoPort , Inc.
(a)(b)
................... 4,504 213,490
Cutera , Inc.
(a)
..................... 2,287 43,384
CytoSorbents Corp.
(a)
................ 5,443 43,408
Electromed , Inc.
(a)
.................. 911 9,484
FONAR Corp.
(a)
.................... 794 16,579
GenMark Diagnostics, Inc.
(a)
........... 9,119 129,490
Glaukos Corp.
(a)
.................... 5,550 274,836
Heska Corp.
(a)
..................... 871 86,046
Inari Medical, Inc.
(a)
................. 998 68,882
Inogen , Inc.
(a)
..................... 2,478 71,862
Integer Holdings Corp.
(a)
.............. 4,241 250,261
IntriCon Corp.
(a)(b)
................... 1,189 14,482
Invacare Corp. .................... 4,375 32,900
iRadimed Corp.
(a)
................... 729 15,586
iRhythm Technologies, Inc.
(a)
........... 3,566 849,100
Lantheus Holdings, Inc.
(a)
............. 8,367 106,010
LeMaitre Vascular, Inc.
(b)
.............. 2,226 72,412
LivaNova plc
(a)(b)
.................... 6,321 285,772
Meridian Bioscience, Inc.
(a)
............ 5,714 97,024
Merit Medical Systems, Inc.
(a)
........... 7,052 306,762
Mesa Laboratories, Inc. .............. 611 155,658
Milestone Scientific, Inc.
(a)
............. 4,912 6,828
Misonix , Inc.
(a)
..................... 1,303 15,284
Natus Medical, Inc.
(a)
................ 4,511 77,273
Nemaura Medical, Inc.
(a)
.............. 943 3,348
Neogen Corp.
(a)
.................... 6,849 535,934
Nevro Corp.
(a)
..................... 4,366 608,184
NuVasive , Inc.
(a)
.................... 6,653 323,136
OraSure Technologies, Inc.
(a)
........... 9,179 111,708
Orthofix Medical, Inc.
(a)(b)
.............. 2,521 78,504
OrthoPediatrics Corp.
(a)(b)
.............. 1,757 80,682
PAVmed , Inc.
(a)
.................... 4,473 7,962
Pulse Biosciences, Inc.
(a)
.............. 1,861 21,941
Quotient Ltd.
(a)
..................... 8,083 41,547
Repro-Med Systems, Inc.
(a)
............ 3,224 23,277
Retractable Technologies, Inc.
(a)(b)
........ 1,830 12,188
Rockwell Medical, Inc.
(a)
.............. 9,266 9,915
SeaSpine Holdings Corp.
(a)
............ 3,501 50,064
Shockwave Medical, Inc.
(a)
............. 3,704 280,763
SI-BONE, Inc.
(a)
.................... 3,402 80,695
Sientra , Inc.
(a)
..................... 6,453 21,940
Silk Road Medical, Inc.
(a)(b)
............. 3,510 235,907
Soliton, Inc.
(a)
..................... 773 5,906
STAAR Surgical Co.
(a)(b)
............... 5,946 336,306
Stereotaxis , Inc.
(a)
.................. 5,928 21,222
Surgalign Holdings, Inc.
(a)(b)
............ 7,485 13,548
Surmodics , Inc.
(a)
................... 1,793 69,766
Tactile Systems Technology, Inc.
(a)
....... 2,456 89,865
Tela Bio, Inc.
(a)
..................... 710 11,743
TransMedics Group, Inc.
(a)(b)
............ 3,184 43,876
Utah Medical Products, Inc. ............ 456 36,421
Vapotherm , Inc.
(a)
................... 2,586 74,994
Varex Imaging Corp.
(a)
............... 5,069 64,478
Venus Concept, Inc.
(a)
................ 2,262 5,248
ViewRay , Inc.
(a)(b)
................... 15,213 53,246
VolitionRX Ltd.
(a)
................... 2,925 9,389
Wright Medical Group NV
(a)
............ 16,715 510,476
Zynex , Inc.
(a)
...................... 2,221 38,757
9,328,908

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Health Care Providers & Services — 2.7%
1Life Healthcare, Inc.
(a)
............... 10,201 $ 289,300
AdaptHealth Corp.
(a)
................. 3,230 70,446
Addus HomeCare Corp.
(a)
............. 1,777 167,944
American Renal Associates Holdings, Inc.
(a)(b)
1,987 13,710
AMN Healthcare Services, Inc.
(a)(b)
....... 6,059 354,209
Apollo Medical Holdings, Inc.
(a)
.......... 2,476 44,419
Avalon GloboCare Corp.
(a)(b)
............ 2,720 3,400
BioTelemetry , Inc.
(a)
................. 4,284 195,265
Brookdale Senior Living, Inc.
(a)(b)
......... 24,828 63,063
Community Health Systems, Inc.
(a)
....... 11,694 49,349
CorVel Corp.
(a)
..................... 1,201 102,601
Covetrus , Inc.
(a)
.................... 12,718 310,319
Cross Country Healthcare, Inc.
(a)
........ 4,593 29,809
Ensign Group, Inc. (The) .............. 6,647 379,278
Enzo Biochem , Inc.
(a)
................ 6,578 13,880
Exagen , Inc.
(a)
..................... 611 6,623
Five Star Senior Living, Inc.
(a)
........... 2,338 11,854
Fulgent Genetics, Inc.
(a)
.............. 1,293 51,772
Hanger, Inc.
(a)
..................... 4,879 77,186
HealthEquity , Inc.
(a)
.................. 9,893 508,203
InfuSystem Holdings, Inc.
(a)
............ 1,823 23,371
Joint Corp. (The)
(a)
.................. 1,756 30,537
LHC Group, Inc.
(a)(b)
................. 3,951 839,825
Magellan Health, Inc.
(a)
............... 3,046 230,826
MEDNAX, Inc.
(a)
.................... 9,417 153,309
National HealthCare Corp. ............. 1,683 104,868
National Research Corp. .............. 1,752 86,216
Ontrak , Inc.
(a)
..................... 1,057 63,420
Option Care Health, Inc.
(a)
............. 5,601 74,885
Owens & Minor, Inc. ................. 8,439 211,903
Patterson Cos., Inc.
(b)
................ 10,931 263,492
Pennant Group, Inc. (The)
(a)
............ 3,302 127,325
PetIQ , Inc.
(a)
...................... 2,779 91,485
Progyny , Inc.
(a)
..................... 3,507 103,211
Providence Service Corp. (The)
(a)(b)
....... 1,537 142,803
R1 RCM, Inc.
(a)
.................... 13,877 237,990
RadNet , Inc.
(a)
..................... 5,814 89,245
Select Medical Holdings Corp.
(a)
......... 14,045 292,417
Sharps Compliance Corp.
(a)(b)
........... 1,721 10,791
Surgery Partners, Inc.
(a)
.............. 2,777 60,816
Tenet Healthcare Corp.
(a)
.............. 13,551 332,135
Tivity Health, Inc.
(a)
.................. 5,505 77,180
Triple-S Management Corp., Class B
(a)
.... 3,082 55,075
US Physical Therapy, Inc.
(b)
............ 1,636 142,136
Viemed Healthcare, Inc.
(a)
............. 4,574 39,519
6,627,410
Health Care Technology — 1.1%
Accolade, Inc.
(a)
.................... 1,497 58,188
Allscripts Healthcare Solutions, Inc.
(a)
..... 20,875 169,923
Computer Programs & Systems, Inc. ...... 1,726 47,655
Evolent Health, Inc., Class A
(a)
.......... 9,579 118,875
Health Catalyst, Inc.
(a)
................ 4,348 159,137
HealthStream , Inc.
(a)
................. 3,440 69,041
HMS Holdings Corp.
(a)
............... 11,408 273,222
iCAD , Inc.
(a)
....................... 2,620 23,082
Inovalon Holdings, Inc., Class A
(a)
........ 9,593 253,735
Inspire Medical Systems, Inc.
(a)
......... 3,402 439,028
NantHealth , Inc.
(a)
.................. 3,558 8,326
NextGen Healthcare, Inc.
(a)(b)
........... 6,989 89,040
Omnicell , Inc.
(a)
.................... 5,516 411,825
OptimizeRx Corp.
(a)(b)
................ 2,011 41,929
Phreesia , Inc.
(a)
.................... 3,619 116,278
Schrodinger, Inc.
(a)
.................. 3,789 180,015
Simulations Plus, Inc. ................ 1,835 138,286
Tabula Rasa HealthCare, Inc.
(a)
......... 2,751 112,158
Security Shares Value
Health Care Technology (continued)
Vocera Communications, Inc.
(a)(b)
........ 4,275 $ 124,317
2,834,060
Hotels, Restaurants & Leisure — 3.6%
Accel Entertainment, Inc.
(a)
............ 5,693 60,972
BBX Capital Corp.
(a)
................. 1,743 23,339
Biglari Holdings, Inc., Class A
(a)
......... 8 3,903
Biglari Holdings, Inc., Class B
(a)
......... 133 11,838
BJ's Restaurants, Inc. ................ 2,850 83,904
Bloomin ' Brands, Inc. ................ 11,366 173,559
Bluegreen Vacations Corp. ............ 972 4,763
Boyd Gaming Corp. ................. 10,502 322,306
Brinker International, Inc. ............. 5,763 246,195
Caesars Entertainment, Inc.
(a)
.......... 18,059 1,012,388
Carrols Restaurant Group, Inc.
(a)
......... 4,613 29,754
Century Casinos, Inc.
(a)
............... 3,588 19,662
Cheesecake Factory, Inc. (The) ......... 5,567 154,429
Churchill Downs, Inc. ................ 4,947 810,417
Chuy's Holdings, Inc.
(a)
............... 2,559 50,105
Cracker Barrel Old Country Store, Inc. ..... 3,089 354,185
Dave & Buster's Entertainment, Inc. ...... 5,710 86,564
Del Taco Restaurants, Inc.
(a)
........... 3,868 31,718
Denny's Corp.
(a)
.................... 8,150 81,500
Dine Brands Global, Inc. .............. 2,003 109,344
El Pollo Loco Holdings, Inc.
(a)
........... 2,146 34,765
Everi Holdings, Inc.
(a)
................ 11,090 91,492
Fiesta Restaurant Group, Inc.
(a)
......... 2,626 24,606
GAN Ltd.
(a)
....................... 1,029 17,390
Golden Entertainment, Inc.
(a)
........... 2,413 33,372
Hilton Grand Vacations, Inc.
(a)
.......... 10,983 230,423
International Game Technology plc ....... 12,798 142,442
Jack in the Box, Inc.
(b)
................ 2,943 233,409
Kura Sushi USA, Inc., Class A
(a)(b)
........ 452 5,921
Lindblad Expeditions Holdings, Inc.
(a)
...... 3,437 29,249
Marriott Vacations Worldwide Corp. ....... 5,259 477,570
Monarch Casino & Resort, Inc.
(a)
......... 1,689 75,329
Nathan's Famous, Inc. ............... 366 18,757
Noodles & Co.
(a)
.................... 4,265 29,301
Papa John's International, Inc. .......... 4,254 350,019
Penn National Gaming, Inc.
(a)
........... 19,742 1,435,243
PlayAGS , Inc.
(a)
.................... 3,591 12,712
RCI Hospitality Holdings, Inc. ........... 1,258 25,663
Red Robin Gourmet Burgers, Inc.
(a)
....... 1,725 22,701
Red Rock Resorts, Inc., Class A ......... 8,515 145,606
Ruth's Hospitality Group, Inc. ........... 4,161 46,021
Scientific Games Corp., Class A
(a)
........ 7,394 258,124
SeaWorld Entertainment, Inc.
(a)
......... 6,498 128,141
Shake Shack, Inc., Class A
(a)
........... 4,564 294,287
Target Hospitality Corp.
(a)(b)
............ 4,408 5,378
Texas Roadhouse, Inc.
(b)
.............. 8,566 520,727
Twin River Worldwide Holdings, Inc. ...... 2,473 64,966
Wingstop , Inc. ..................... 3,846 525,556
8,950,015
Household Durables — 2.4%
Beazer Homes USA, Inc.
(a)
............ 3,883 51,256
Casper Sleep, Inc.
(a)
................. 3,180 22,864
Cavco Industries, Inc.
(a)
............... 1,203 216,913
Century Communities, Inc.
(a)
........... 3,716 157,298
Ethan Allen Interiors, Inc. ............. 3,176 43,003
GoPro, Inc., Class A
(a)
................ 17,643 79,923
Green Brick Partners, Inc.
(a)
............ 2,967 47,769
Hamilton Beach Brands Holding Co., Class A 1,018 19,800
Helen of Troy Ltd.
(a)
................. 3,291 636,874
Hooker Furniture Corp. ............... 1,326 34,251
Installed Building Products, Inc.
(a)(b)
....... 2,946 299,755
iRobot Corp.
(a)(b)
.................... 3,547 269,217

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Household Durables (continued)
KB Home ........................ 11,455 $ 439,757
La-Z-Boy, Inc. ..................... 5,901 186,649
Legacy Housing Corp.
(a)
.............. 963 13,174
LGI Homes, Inc.
(a)(b)
................. 2,904 337,358
Lifetime Brands, Inc. ................. 1,738 16,424
Lovesac Co. (The)
(a)
................. 1,244 34,471
M/I Homes, Inc.
(a)
................... 3,580 164,859
MDC Holdings, Inc. ................. 6,591 310,436
Meritage Homes Corp.
(a)(b)
............. 4,843 534,619
Purple Innovation, Inc.
(a)
.............. 2,870 71,348
Skyline Champion Corp.
(a)
............. 6,819 182,545
Sonos , Inc.
(a)
...................... 10,292 156,232
Taylor Morrison Home Corp., Class A
(a)(b)
... 16,342 401,850
TopBuild Corp.
(a)
................... 4,308 735,332
TRI Pointe Group, Inc.
(a)
.............. 16,806 304,861
Tupperware Brands Corp.
(a)
............ 6,280 126,605
Turtle Beach Corp.
(a)
................. 1,864 33,925
Universal Electronics, Inc.
(a)
............ 1,789 67,517
VOXX International Corp.
(a)
............ 2,582 19,856
6,016,741
Household Products — 0.2%
Central Garden & Pet Co.
(a)
............ 1,288 51,430
Central Garden & Pet Co., Class A
(a)
...... 5,172 186,916
Oil- Dri Corp. of America
(b)
............. 656 23,465
WD-40 Co.
(b)
...................... 1,779 336,782
598,593
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.
(a)
............... 12,184 23,881
Brookfield Renewable Corp. ........... 8,923 522,888
Clearway Energy, Inc. ................ 4,626 114,262
Clearway Energy, Inc., Class C ......... 10,477 282,460
Ormat Technologies, Inc.
(b)
............ 5,205 307,667
Sunnova Energy International, Inc.
(a)
...... 6,885 209,373
1,460,531
Industrial Conglomerates — 0.0%
Raven Industries, Inc. ................ 4,505 96,948
Insurance — 2.3%
Ambac Financial Group, Inc.
(a)
.......... 6,015 76,812
American Equity Investment Life Holding Co. 11,761 258,624
AMERISAFE, Inc. .................. 2,537 145,522
Argo Group International Holdings Ltd. .... 4,273 147,119
BRP Group, Inc., Class A
(a)
............ 4,382 109,156
Citizens, Inc.
(a)(b)
.................... 6,570 36,398
CNO Financial Group, Inc. ............. 18,364 294,559
Crawford & Co., Class A .............. 2,073 13,557
Donegal Group, Inc., Class A ........... 1,325 18,643
eHealth, Inc.
(a)
..................... 3,309 261,411
Employers Holdings, Inc. .............. 3,664 110,836
Enstar Group Ltd.
(a)
................. 1,548 250,002
FBL Financial Group, Inc., Class A ....... 1,230 59,286
FedNat Holding Co. ................. 1,616 10,213
Genworth Financial, Inc., Class A
(a)
....... 65,483 219,368
Goosehead Insurance, Inc., Class A ...... 1,642 142,181
Greenlight Capital Re Ltd., Class A
(a)
...... 3,963 26,671
HCI Group, Inc. .................... 784 38,643
Heritage Insurance Holdings, Inc. ........ 3,616 36,594
Horace Mann Educators Corp. .......... 5,465 182,531
Independence Holding Co. ............ 675 25,454
Investors Title Co. .................. 172 22,370
James River Group Holdings Ltd. ........ 3,864 172,064
Kinsale Capital Group, Inc.
(b)
........... 2,753 523,565
MBIA, Inc.
(a)
...................... 6,510 39,451
National General Holdings Corp. ........ 8,842 298,417
National Western Life Group, Inc., Class A .. 345 63,056
Security Shares Value
Insurance (continued)
NI Holdings, Inc.
(a)
.................. 1,375 $ 23,224
Palomar Holdings, Inc.
(a)
.............. 2,641 275,298
ProAssurance Corp. ................. 7,051 110,278
ProSight Global, Inc.
(a)
............... 1,224 13,880
Protective Insurance Corp., Class B ...... 1,163 15,270
RLI Corp. ........................ 5,150 431,209
Safety Insurance Group, Inc.
(b)
.......... 1,849 127,747
Selective Insurance Group, Inc. ......... 7,682 395,546
Selectquote , Inc.
(a)
.................. 4,081 82,640
State Auto Financial Corp. ............. 2,372 32,639
Stewart Information Services Corp. ....... 3,405 148,901
Third Point Reinsurance Ltd.
(a)
.......... 10,623 73,830
Tiptree, Inc. ...................... 3,208 15,880
Trean Insurance Group, Inc.
(a)
.......... 1,415 21,579
Trupanion , Inc.
(a)
................... 3,874 305,659
United Fire Group, Inc. ............... 2,867 58,257
United Insurance Holdings Corp. ........ 2,729 16,538
Universal Insurance Holdings, Inc. ....... 3,335 46,156
Vericity , Inc. ...................... 223 2,275
Watford Holdings Ltd.
(a)
............... 2,332 53,496
5,832,805
Interactive Media & Services — 0.3%
(a)
Cargurus , Inc. ..................... 11,174 241,694
Cars.com, Inc. ..................... 8,957 72,372
DHI Group, Inc. .................... 6,873 15,533
Eventbrite, Inc., Class A .............. 7,953 86,290
EverQuote , Inc., Class A .............. 1,901 73,455
Liberty TripAdvisor Holdings, Inc., Class A .. 9,645 16,686
QuinStreet , Inc. .................... 5,922 93,804
TrueCar , Inc. ...................... 14,047 70,235
Yelp, Inc. ........................ 9,191 184,647
854,716
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,415 85,170
CarParts.com, Inc.
(a)
................. 2,960 31,998
Duluth Holdings, Inc., Class B
(a)
......... 1,209 14,774
Groupon, Inc.
(a)
.................... 3,062 62,465
Lands' End, Inc.
(a)
.................. 1,796 23,402
Liquidity Services, Inc.
(a)
.............. 3,724 27,781
Magnite , Inc.
(a)
..................... 13,965 96,987
Overstock.com, Inc.
(a)
................ 5,543 402,699
PetMed Express, Inc.
(b)
............... 2,650 83,793
Quotient Technology, Inc.
(a)
............ 11,693 86,294
RealReal , Inc. (The)
(a)
................ 8,008 115,876
Shutterstock, Inc. ................... 2,830 147,273
Stamps.com, Inc.
(a)
.................. 2,198 529,608
Stitch Fix, Inc., Class A
(a)
.............. 7,324 198,700
Waitr Holdings, Inc.
(a)(b)
............... 9,891 31,849
1,938,669
IT Services — 2.0%
Brightcove , Inc.
(a)
................... 5,103 52,255
Cardtronics plc, Class A
(a)
............. 4,494 88,981
Cass Information Systems, Inc. ......... 1,904 76,617
Conduent , Inc.
(a)
................... 21,388 68,014
CSG Systems International, Inc. ......... 4,186 171,417
Endurance International Group Holdings, Inc.
(a)
7,921 45,466
EVERTEC, Inc. .................... 7,797 270,634
Evo Payments, Inc., Class A
(a)
.......... 5,223 129,791
ExlService Holdings, Inc.
(a)
............ 4,344 286,574
GreenSky , Inc., Class A
(a)
............. 8,321 36,945
Grid Dynamics Holdings, Inc.
(a)
.......... 2,741 21,188
GTT Communications, Inc.
(a)(b)
.......... 4,219 21,770
Hackett Group, Inc. (The) ............. 3,361 37,576
I3 Verticals, Inc., Class A
(a)
............. 1,969 49,717

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
IT Services (continued)
Information Services Group, Inc.
(a)
....... 5,071 $ 10,700
International Money Express, Inc.
(a)
....... 3,000 43,095
KBR, Inc.
(b)
....................... 18,469 412,967
Limelight Networks, Inc.
(a)
............. 15,715 90,518
LiveRamp Holdings, Inc.
(a)
............. 8,326 431,037
ManTech International Corp., Class A ..... 3,535 243,491
MAXIMUS, Inc.
(b)
................... 7,960 544,543
MoneyGram International, Inc.
(a)
......... 8,436 23,832
NIC, Inc. ......................... 8,483 167,115
Paysign , Inc.
(a)
..................... 4,001 22,726
Perficient , Inc.
(a)(b)
................... 4,216 180,192
Perspecta , Inc. .................... 17,980 349,711
PFSweb , Inc.
(a)
.................... 1,827 12,223
Priority Technology Holdings, Inc.
(a)
....... 801 2,527
Rackspace Technology, Inc.
(a)
.......... 4,393 84,741
Repay Holdings Corp.
(a)
.............. 7,713 181,255
ServiceSource International, Inc.
(a)
....... 10,912 16,041
StarTek , Inc.
(a)
..................... 2,147 11,272
Sykes Enterprises, Inc.
(a)
.............. 4,955 169,510
TTEC Holdings, Inc. ................. 2,305 125,738
Tucows , Inc., Class A
(a)(b)
.............. 1,263 87,021
Unisys Corp.
(a)
..................... 8,319 88,764
Verra Mobility Corp.
(a)
................ 17,231 166,451
Virtusa Corp.
(a)
.................... 3,724 183,072
5,005,487
Leisure Products — 0.7%
Acushnet Holdings Corp. .............. 4,388 147,481
American Outdoor Brands, Inc.
(a)
........ 1,842 24,001
Callaway Golf Co.
(b)
................. 12,300 235,422
Clarus Corp. ...................... 2,888 40,779
Escalade, Inc. ..................... 1,239 22,661
Johnson Outdoors, Inc., Class A ......... 710 58,142
Malibu Boats, Inc., Class A
(a)
........... 2,617 129,698
Marine Products Corp. ............... 1,102 17,235
MasterCraft Boat Holdings, Inc.
(a)
........ 2,572 44,984
Nautilus, Inc.
(a)
..................... 3,988 68,434
Smith & Wesson Brands, Inc. ........... 6,914 107,305
Sturm Ruger & Co., Inc. .............. 2,154 131,739
Vista Outdoor, Inc.
(a)
................. 7,482 150,987
YETI Holdings, Inc.
(a)
................ 10,412 471,872
1,650,740
Life Sciences Tools & Services — 0.7%
Champions Oncology, Inc.
(a)
............ 870 8,048
ChromaDex Corp.
(a)
................. 5,926 23,763
Codexis , Inc.
(a)
..................... 7,145 83,882
Fluidigm Corp.
(a)
................... 9,326 69,292
Harvard Bioscience, Inc.
(a)
............. 4,783 14,397
Luminex Corp. ..................... 5,718 150,098
Medpace Holdings, Inc.
(a)
............. 3,551 396,824
NanoString Technologies, Inc.
(a)
......... 4,913 219,611
NeoGenomics , Inc.
(a)(b)
............... 13,465 496,724
Pacific Biosciences of California, Inc.
(a)
.... 21,622 213,409
Personalis , Inc.
(a)
................... 3,046 66,007
Quanterix Corp.
(a)
................... 2,777 93,696
1,835,751
Machinery — 3.6%
Alamo Group, Inc. .................. 1,258 135,902
Albany International Corp., Class A ....... 4,039 199,971
Altra Industrial Motion Corp. ........... 8,361 309,106
Astec Industries, Inc. ................ 2,908 157,759
Barnes Group, Inc. .................. 5,979 213,689
Blue Bird Corp.
(a)
................... 2,100 25,536
Chart Industries, Inc.
(a)
............... 4,683 329,074
CIRCOR International, Inc.
(a)
........... 2,468 67,500
Security Shares Value
Machinery (continued)
Columbus McKinnon Corp. ............ 3,045 $ 100,790
Douglas Dynamics, Inc.
(b)
............. 2,891 98,872
Eastern Co. (The) .................. 730 14,250
Energy Recovery, Inc.
(a)(b)
............. 5,077 41,631
Enerpac Tool Group Corp.
(a)(b)
........... 7,073 133,043
EnPro Industries, Inc. ................ 2,717 153,266
ESCO Technologies, Inc. ............. 3,286 264,720
Evoqua Water Technologies Corp.
(a)
...... 11,940 253,367
ExOne Co. (The)
(a)
.................. 1,467 17,927
Federal Signal Corp.
(b)
............... 7,763 227,068
Franklin Electric Co., Inc. ............. 5,991 352,451
Gencor Industries, Inc.
(a)
.............. 1,255 13,843
Gorman-Rupp Co. (The)
(b)
............. 2,343 69,025
Graham Corp. ..................... 1,423 18,172
Greenbrier Cos., Inc. (The)
(b)
........... 4,203 123,568
Helios Technologies, Inc.
(b)
............ 3,962 144,217
Hillenbrand, Inc. ................... 9,611 272,568
Hurco Cos., Inc. .................... 896 25,446
Hyster -Yale Materials Handling, Inc.
(b)
..... 1,377 51,156
John Bean Technologies Corp. .......... 4,058 372,890
Kadant , Inc. ...................... 1,474 161,580
Kennametal, Inc.
(b)
.................. 10,802 312,610
L B Foster Co., Class A
(a)
.............. 1,509 20,251
Lindsay Corp. ..................... 1,374 132,838
Luxfer Holdings plc
(b)
................ 3,830 48,067
Lydall , Inc.
(a)
...................... 2,247 37,165
Manitowoc Co., Inc. (The)
(a)
............ 4,691 39,451
Mayville Engineering Co., Inc.
(a)
......... 877 8,060
Meritor, Inc.
(a)
..................... 8,984 188,125
Miller Industries, Inc. ................ 1,464 44,754
Mueller Industries, Inc. ............... 7,339 198,593
Mueller Water Products, Inc., Class A
(b)
.... 20,600 214,034
Navistar International Corp.
(a)(b)
.......... 6,484 282,313
NN, Inc.
(a)(b)
....................... 4,836 24,954
Omega Flex, Inc.
(b)
.................. 393 61,591
Park-Ohio Holdings Corp. ............. 1,303 20,939
Proto Labs, Inc.
(a)(b)
.................. 3,481 450,790
RBC Bearings, Inc.
(a)
................ 3,181 385,569
REV Group, Inc. ................... 3,966 31,292
Rexnord Corp. ..................... 15,785 471,024
Shyft Group, Inc. (The) ............... 4,530 85,526
SPX Corp.
(a)
...................... 5,546 257,223
SPX FLOW, Inc.
(a)
.................. 5,609 240,177
Standex International Corp. ............ 1,599 94,661
Tennant Co. ...................... 2,322 140,156
Terex Corp.
(b)
..................... 8,556 165,644
TriMas Corp.
(a)
..................... 5,496 125,309
Wabash National Corp.
(b)
.............. 6,760 80,850
Watts Water Technologies, Inc., Class A
(b)
.. 3,556 356,133
Welbilt , Inc.
(a)
...................... 16,709 102,927
8,969,413
Marine — 0.1%
Costamare , Inc.
(b)
................... 7,116 43,194
Eagle Bulk Shipping, Inc.
(a)
............ 942 15,421
Genco Shipping & Trading Ltd. .......... 2,370 16,353
Matson, Inc. ...................... 5,560 222,900
Pangaea Logistics Solutions Ltd. ........ 967 2,505
Safe Bulkers, Inc.
(a)
................. 7,634 7,863
Scorpio Bulkers, Inc.
(b)
............... 772 10,931
319,167
Media — 0.7%
AMC Networks, Inc., Class A
(a)
.......... 4,857 120,016
Boston Omaha Corp., Class A
(a)
......... 1,497 23,952
Cardlytics, Inc.
(a)
................... 3,403 240,150

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Media (continued)
Central European Media Enterprises Ltd., Class
A
(a)
.......................... 11,908 $ 49,895
comScore, Inc.
(a)
................... 8,078 16,479
Daily Journal Corp.
(a)
................ 153 37,026
Emerald Holding, Inc. ................ 4,059 8,280
Entercom Communications Corp., Class A .. 17,245 27,764
Entravision Communications Corp., Class A . 8,032 12,209
EW Scripps Co. (The), Class A
(b)
........ 7,028 80,400
Fluent, Inc.
(a)
...................... 6,226 15,440
Gannett Co., Inc. ................... 15,730 20,449
Gray Television, Inc.
(a)
................ 11,152 153,563
Hemisphere Media Group, Inc.
(a)
......... 2,141 18,605
iHeartMedia , Inc., Class A
(a)(b)
........... 8,083 65,634
Loral Space & Communications, Inc. ...... 1,829 33,471
Meredith Corp. .................... 4,943 64,852
MSG Networks, Inc., Class A
(a)
.......... 5,491 52,549
National CineMedia , Inc. .............. 6,954 18,880
Saga Communications, Inc., Class A ...... 482 9,582
Scholastic Corp. ................... 3,598 75,522
Sinclair Broadcast Group, Inc., Class A .... 5,664 108,919
TechTarget , Inc.
(a)
................... 3,072 135,045
TEGNA, Inc. ...................... 28,420 333,935
Tribune Publishing Co. ............... 1,716 20,009
WideOpenWest , Inc.
(a)
............... 7,019 36,429
1,779,055
Metals & Mining — 1.5%
Alcoa Corp.
(a)
..................... 24,234 281,841
Allegheny Technologies, Inc.
(a)(b)
......... 16,307 142,197
Arconic Corp.
(a)(b)
................... 12,961 246,907
Caledonia Mining Corp. plc ............ 1,367 23,225
Carpenter Technology Corp. ........... 6,022 109,360
Century Aluminum Co.
(a)
.............. 6,962 49,569
Cleveland-Cliffs, Inc.
(b)
............... 51,390 329,924
Coeur Mining, Inc.
(a)
................. 31,480 232,322
Commercial Metals Co. ............... 15,360 306,893
Compass Minerals International, Inc. ...... 4,462 264,820
Gold Resource Corp. ................ 8,439 28,777
Haynes International, Inc. ............. 1,648 28,164
Hecla Mining Co. ................... 67,883 344,846
Kaiser Aluminum Corp. ............... 2,000 107,180
Materion Corp. .................... 2,597 135,122
Novagold Resources, Inc.
(a)(b)
........... 30,990 368,471
Olympic Steel, Inc. .................. 1,268 14,405
Ryerson Holding Corp.
(a)
.............. 2,354 13,488
Schnitzer Steel Industries, Inc., Class A .... 3,224 61,998
SunCoke Energy, Inc. ................ 10,873 37,186
TimkenSteel Corp.
(a)
................. 5,979 21,225
United States Steel Corp. ............. 28,307 207,773
Warrior Met Coal, Inc. ................ 6,536 111,635
Worthington Industries, Inc. ............ 4,745 193,501
3,660,829
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Anworth Mortgage Asset Corp. .......... 14,265 23,395
Apollo Commercial Real Estate Finance, Inc.
(b)
19,006 171,244
Arbor Realty Trust, Inc. ............... 14,003 160,614
Ares Commercial Real Estate Corp. ...... 3,589 32,803
Arlington Asset Investment Corp., Class A .. 5,849 16,611
ARMOUR Residential REIT, Inc. ......... 8,636 82,128
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 17,800 391,066
Broadmark Realty Capital, Inc. .......... 16,482 162,513
Capstead Mortgage Corp. ............. 12,646 71,071
Cherry Hill Mortgage Investment Corp. .... 2,234 20,061
Chimera Investment Corp. ............. 25,153 206,255
Colony Credit Real Estate, Inc. .......... 11,363 55,792
Dynex Capital, Inc.
(b)
................. 2,862 43,531
Security Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Ellington Financial, Inc. ............... 5,586 $ 68,484
Ellington Residential Mortgage REIT ...... 1,164 12,920
Granite Point Mortgage Trust, Inc.
(b)
...... 7,463 52,913
Great Ajax Corp. ................... 2,702 22,400
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 9,513 402,114
Invesco Mortgage Capital, Inc. .......... 23,810 64,525
KKR Real Estate Finance Trust, Inc. ...... 3,798 62,781
Ladder Capital Corp.
(b)
............... 13,296 94,668
MFA Financial, Inc. .................. 58,521 156,836
New York Mortgage Trust, Inc. .......... 48,721 124,239
Orchid Island Capital, Inc.
(b)
............ 9,097 45,576
PennyMac Mortgage Investment Trust
(b)
... 12,841 206,355
Ready Capital Corp.
(b)
................ 5,310 59,472
Redwood Trust, Inc.
(b)
................ 14,649 110,160
TPG RE Finance Trust, Inc. ............ 8,154 68,983
Two Harbors Investment Corp.
(b)
......... 35,021 178,257
Western Asset Mortgage Capital Corp.
(b)
... 7,668 15,643
3,183,410
Multiline Retail — 0.2%
Big Lots, Inc.
(b)
..................... 5,101 227,505
Dillard's, Inc., Class A
(b)
............... 918 33,525
Macy's, Inc. ...................... 40,570 231,249
492,279
Multi-Utilities — 0.4%
Avista Corp. ...................... 8,653 295,240
Black Hills Corp. ................... 8,154 436,158
NorthWestern Corp. ................. 6,501 316,209
Unitil Corp. ....................... 1,933 74,691
1,122,298
Oil, Gas & Consumable Fuels — 1.4%
Adams Resources & Energy, Inc. ........ 243 4,836
Antero Resources Corp.
(a)
............. 32,591 89,625
Arch Resources, Inc. ................ 2,007 85,257
Ardmore Shipping Corp. .............. 4,444 15,821
Berry Corp. ....................... 9,503 30,125
Bonanza Creek Energy, Inc.
(a)
.......... 2,503 47,056
Brigham Minerals, Inc., Class A ......... 4,074 36,340
Clean Energy Fuels Corp.
(a)
............ 18,219 45,183
CNX Resources Corp.
(a)
.............. 28,894 272,759
Comstock Resources, Inc.
(a)
............ 2,578 11,292
CONSOL Energy, Inc.
(a)
.............. 3,650 16,170
Contango Oil & Gas Co.
(a)(b)
............ 11,723 15,709
CVR Energy, Inc. ................... 3,889 48,146
Delek US Holdings, Inc.
(b)
............. 8,130 90,487
DHT Holdings, Inc. .................. 14,560 75,130
Diamond S Shipping, Inc.
(a)
............ 3,463 23,791
Dorian LPG Ltd.
(a)
.................. 4,501 36,053
Earthstone Energy, Inc., Class A
(a)
....... 2,843 7,363
Energy Fuels, Inc.
(a)
................. 15,380 25,838
Evolution Petroleum Corp. ............. 4,274 9,574
Falcon Minerals Corp. ................ 5,944 14,503
Frontline Ltd.
(b)
.................... 15,809 102,759
Golar LNG Ltd.
(a)
................... 11,685 70,753
Goodrich Petroleum Corp.
(a)
............ 1,356 10,428
Green Plains, Inc.
(a)
................. 4,336 67,121
Gulfport Energy Corp.
(a)
.............. 21,910 11,549
International Seaways, Inc. ............ 3,260 47,629
Kosmos Energy Ltd. ................. 54,795 53,458
Magnolia Oil & Gas Corp., Class A
(a)
...... 15,378 79,504
Matador Resources Co.
(a)(b)
............ 14,220 117,457
Montage Resources Corp.
(a)
............ 2,916 12,801
NACCO Industries, Inc., Class A ......... 496 9,032
NextDecade Corp.
(a)
................. 2,703 8,055

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Oil, Gas & Consumable Fuels (continued)
Nordic American Tankers Ltd.
(b)
......... 18,951 $ 66,139
Overseas Shipholding Group, Inc., Class A
(a)
9,123 19,523
Ovintiv , Inc.
(b)
...................... 33,765 275,522
Par Pacific Holdings, Inc.
(a)
............ 5,308 35,935
PBF Energy, Inc., Class A
(b)
............ 12,096 68,826
PDC Energy, Inc.
(a)
.................. 12,534 155,359
Peabody Energy Corp. ............... 9,289 21,365
Penn Virginia Corp.
(a)(b)
............... 1,845 18,173
PrimeEnergy Resources Corp.
(a)
......... 68 4,502
Range Resources Corp. .............. 27,620 182,844
Renewable Energy Group, Inc.
(a)
........ 4,955 264,696
REX American Resources Corp.
(a)
....... 756 49,601
Scorpio Tankers, Inc. ................ 6,814 75,431
SFL Corp. Ltd.
(b)
................... 12,515 93,737
SM Energy Co. .................... 15,199 24,166
Southwestern Energy Co.
(a)
............ 77,047 181,061
Talos Energy, Inc.
(a)
................. 1,656 10,681
Tellurian, Inc.
(a)
.................... 20,145 16,052
Uranium Energy Corp.
(a)
.............. 24,505 24,427
W&T Offshore, Inc.
(a)(b)
............... 12,348 22,226
Whiting Petroleum Corp.
(a)
............. 165 2,853
World Fuel Services Corp. ............. 8,015 169,838
3,374,561
Paper & Forest Products — 0.5%
Boise Cascade Co. ................. 5,065 202,195
Clearwater Paper Corp.
(a)
............. 2,145 81,381
Domtar Corp. ..................... 7,281 191,272
Louisiana-Pacific Corp. ............... 14,666 432,794
Neenah, Inc. ...................... 2,097 78,574
PH Glatfelter Co.
(b)
.................. 5,929 81,642
Schweitzer-Mauduit International, Inc.
(b)
.... 3,976 120,831
Verso Corp., Class A ................ 3,988 31,465
1,220,154
Personal Products — 0.4%
BellRing Brands, Inc., Class A
(a)
......... 5,294 109,798
Edgewell Personal Care Co.
(a)
.......... 7,035 196,136
elf Beauty, Inc.
(a)
................... 5,796 106,472
Inter Parfums , Inc. .................. 2,282 85,233
Lifevantage Corp.
(a)(b)
................ 1,846 22,281
Medifast , Inc. ..................... 1,487 244,537
Nature's Sunshine Products, Inc.
(a)
....... 1,254 14,509
Revlon, Inc., Class A
(a)(b)
.............. 1,015 6,415
USANA Health Sciences, Inc.
(a)
......... 1,476 108,707
Veru , Inc.
(a)
....................... 6,201 16,247
910,335
Pharmaceuticals — 2.0%
AcelRx Pharmaceuticals, Inc.
(a)
......... 10,527 14,948
Aerie Pharmaceuticals, Inc.
(a)
........... 5,017 59,050
Agile Therapeutics, Inc.
(a)(b)
............ 8,972 27,275
AMAG Pharmaceuticals, Inc.
(a)
.......... 4,252 39,969
Amneal Pharmaceuticals, Inc.
(a)
......... 13,652 52,970
Amphastar Pharmaceuticals, Inc.
(a)
....... 4,678 87,712
ANI Pharmaceuticals, Inc.
(a)(b)
........... 1,233 34,783
Aquestive Therapeutics, Inc.
(a)
.......... 2,541 12,337
Arvinas , Inc.
(a)
..................... 3,926 92,693
Avenue Therapeutics, Inc.
(a)
............ 806 8,729
Axsome Therapeutics, Inc.
(a)
........... 3,640 259,350
Aytu BioScience , Inc.
(a)
............... 3,026 3,601
BioDelivery Sciences International, Inc.
(a)
... 11,503 42,906
Cara Therapeutics, Inc.
(a)
............. 5,596 71,209
Cassava Sciences, Inc.
(a)
............. 3,124 35,957
Cerecor , Inc.
(a)
..................... 4,088 9,300
Chiasma, Inc.
(a)
.................... 6,442 27,701
Collegium Pharmaceutical, Inc.
(a)(b)
....... 4,589 95,543
Security Shares Value
Pharmaceuticals (continued)
Corcept Therapeutics, Inc.
(a)(b)
.......... 12,482 $ 217,249
CorMedix, Inc.
(a)
.................... 3,633 21,907
Cymabay Therapeutics, Inc.
(a)
.......... 9,305 67,368
Durect Corp.
(a)
..................... 26,082 44,600
Eloxx Pharmaceuticals, Inc.
(a)(b)
......... 3,641 9,576
Endo International plc
(a)
............... 30,525 100,733
Eton Pharmaceuticals, Inc.
(a)
........... 1,911 15,097
Evofem Biosciences, Inc.
(a)(b)
........... 9,550 22,538
Evolus , Inc.
(a)(b)
.................... 2,879 11,257
Fulcrum Therapeutics, Inc.
(a)
........... 1,735 13,759
Harrow Health, Inc.
(a)
................ 2,973 16,619
IMARA, Inc.
(a)
..................... 667 13,567
Innoviva , Inc.
(a)(b)
................... 8,462 88,428
Intersect ENT, Inc.
(a)
................. 4,035 65,811
Intra-Cellular Therapies, Inc.
(a)
.......... 8,495 217,982
Kala Pharmaceuticals, Inc.
(a)
........... 5,270 39,525
Kaleido Biosciences, Inc.
(a)
............ 1,552 17,181
Lannett Co., Inc.
(a)
.................. 4,271 26,096
Liquidia Technologies, Inc.
(a)
........... 2,719 13,377
Lyra Therapeutics, Inc.
(a)
.............. 594 6,641
Mallinckrodt plc
(a)(b)
.................. 11,555 11,246
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 2,893 37,175
MyoKardia , Inc.
(a)
................... 6,570 895,688
NGM Biopharmaceuticals, Inc.
(a)
......... 3,250 51,707
Ocular Therapeutix , Inc.
(a)
............. 7,828 59,571
Odonate Therapeutics, Inc.
(a)
........... 1,770 23,771
Omeros Corp.
(a)
.................... 7,665 77,455
Optinose , Inc.
(a)
.................... 4,175 16,282
Osmotica Pharmaceuticals plc
(a)
......... 1,621 8,770
Pacira BioSciences , Inc.
(a)
............. 5,445 327,353
Paratek Pharmaceuticals, Inc.
(a)(b)
........ 5,304 28,695
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 1,432 52,511
Phibro Animal Health Corp., Class A ...... 2,748 47,815
Pliant Therapeutics, Inc.
(a)
............. 1,297 29,377
Prestige Consumer Healthcare, Inc.
(a)
..... 6,434 234,326
Provention Bio, Inc.
(a)
................ 5,713 73,298
Recro Pharma, Inc.
(a)(b)
............... 2,701 5,672
Relmada Therapeutics, Inc.
(a)(b)
.......... 1,894 71,252
Revance Therapeutics, Inc.
(a)
........... 8,178 205,595
Satsuma Pharmaceuticals, Inc.
(a)
........ 1,227 4,773
scPharmaceuticals , Inc.
(a)
............. 616 4,589
SIGA Technologies, Inc.
(a)
............. 7,071 48,578
Strongbridge Biopharma plc
(a)
.......... 4,835 10,154
Supernus Pharmaceuticals, Inc.
(a)
........ 6,253 130,313
TherapeuticsMD , Inc.
(a)(b)
.............. 31,896 50,396
Theravance Biopharma, Inc.
(a)(b)
......... 5,779 85,443
Tricida , Inc.
(a)
...................... 3,799 34,419
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 1,714 13,266
VYNE Therapeutics, Inc.
(a)
............. 19,170 31,822
WaVe Life Sciences Ltd.
(a)
............. 3,292 27,949
Xeris Pharmaceuticals, Inc.
(a)(b)
.......... 5,231 31,020
Zogenix , Inc.
(a)
..................... 7,167 128,504
4,864,129
Professional Services — 1.2%
Acacia Research Corp.
(a)
.............. 5,266 18,273
Akerna Corp.
(a)
.................... 1,218 4,434
ASGN, Inc.
(a)
...................... 6,600 419,496
Barrett Business Services, Inc. .......... 1,047 54,905
BG Staffing, Inc. ................... 1,420 12,028
CBIZ, Inc.
(a)
....................... 6,494 148,518
CRA International, Inc. ............... 1,043 39,081
Exponent, Inc. ..................... 6,679 481,088
Forrester Research, Inc.
(a)
............. 1,475 48,365
Franklin Covey Co.
(a)
................ 1,676 29,732
GP Strategies Corp.
(a)
................ 1,846 17,796
Heidrick & Struggles International, Inc. .... 2,596 51,011

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Professional Services (continued)
Huron Consulting Group, Inc.
(a)
.......... 2,848 $ 112,012
ICF International, Inc. ................ 2,336 143,734
Insperity , Inc. ...................... 4,692 307,279
Kelly Services, Inc., Class A ............ 4,184 71,295
Kforce , Inc. ....................... 2,465 79,299
Korn Ferry
(b)
...................... 7,178 208,162
Mastech Digital, Inc.
(a)
................ 525 9,455
Mistras Group, Inc.
(a)
................ 2,325 9,091
Red Violet, Inc.
(a)
................... 813 15,008
Resources Connection, Inc. ............ 4,164 48,094
TriNet Group, Inc.
(a)
................. 5,343 316,947
TrueBlue , Inc.
(a)
.................... 4,860 75,281
Upwork , Inc.
(a)
..................... 11,993 209,158
Willdan Group, Inc.
(a)
................ 1,339 34,158
2,963,700
Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA
(a)
....... 708 8,970
American Realty Investors, Inc.
(a)
........ 393 3,565
CTO Realty Growth, Inc. .............. 677 29,856
Cushman & Wakefield plc
(a)
............ 14,253 149,799
eXp World Holdings, Inc.
(a)
............. 3,180 128,281
Fathom Holdings, Inc.
(a)
.............. 624 9,822
Forestar Group, Inc.
(a)
................ 2,201 38,958
FRP Holdings, Inc.
(a)
................. 908 37,836
Griffin Industrial Realty, Inc. ............ 293 15,661
Kennedy-Wilson Holdings, Inc.
(b)
......... 15,717 228,211
Marcus & Millichap, Inc.
(a)
............. 3,098 85,257
Maui Land & Pineapple Co., Inc.
(a)
....... 1,072 11,599
Newmark Group, Inc., Class A .......... 18,271 78,931
Rafael Holdings, Inc., Class B
(a)(b)
........ 909 14,089
RE/MAX Holdings, Inc., Class A ......... 2,229 72,955
Realogy Holdings Corp.
(a)
............. 15,051 142,081
Redfin Corp.
(a)
..................... 12,612 629,717
RMR Group, Inc. (The), Class A ......... 1,887 51,836
St. Joe Co. (The)
(a)
.................. 4,319 89,101
Stratus Properties, Inc.
(a)
.............. 832 17,938
Tejon Ranch Co.
(a)
.................. 2,793 39,521
Transcontinental Realty Investors, Inc.
(a)
... 162 4,039
1,888,023
Road & Rail — 0.6%
ArcBest Corp. ..................... 3,177 98,678
Avis Budget Group, Inc.
(a)
............. 6,735 177,265
Covenant Logistics Group, Inc., Class A
(a)
.. 1,391 24,328
Daseke , Inc.
(a)
..................... 5,427 29,143
Heartland Express, Inc. ............... 6,002 111,637
Hertz Global Holdings, Inc.
(a)
........... 18,800 20,868
Marten Transport Ltd. ................ 7,509 122,547
PAM Transportation Services, Inc.
(a)
...... 250 9,400
Saia, Inc.
(a)
....................... 3,428 432,408
Universal Logistics Holdings, Inc. ........ 1,108 23,113
US Xpress Enterprises, Inc., Class A
(a)
..... 2,996 24,747
Werner Enterprises, Inc.
(b)
............. 7,969 334,618
1,408,752
Semiconductors & Semiconductor Equipment — 2.7%
Advanced Energy Industries, Inc.
(a)
....... 4,918 309,539
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,706 34,691
Ambarella , Inc.
(a)
................... 4,284 223,539
Amkor Technology, Inc.
(a)
.............. 13,002 145,622
Atomera , Inc.
(a)(b)
................... 1,931 20,179
Axcelis Technologies, Inc.
(a)
............ 4,410 97,020
AXT, Inc.
(a)
....................... 5,162 31,592
Brooks Automation, Inc. .............. 9,410 435,307
Cabot Microelectronics Corp. ........... 3,768 538,108
CEVA, Inc.
(a)
...................... 2,732 107,559
Security Shares Value
Semiconductors & Semiconductor Equipment (continued)
Cohu , Inc.
(b)
...................... 5,557 $ 95,469
CyberOptics Corp.
(a)
................. 942 29,993
Diodes, Inc.
(a)
..................... 5,509 310,983
DSP Group, Inc.
(a)(b)
................. 2,886 38,038
FormFactor , Inc.
(a)
.................. 9,983 248,876
GSI Technology, Inc.
(a)
............... 2,022 11,404
Ichor Holdings Ltd.
(a)
................. 2,949 63,610
Impinj , Inc.
(a)(b)
..................... 2,324 61,237
Lattice Semiconductor Corp.
(a)(b)
......... 17,489 506,481
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 6,063 206,203
Maxeon Solar Technologies Ltd.
(a)
........ 1,292 21,912
MaxLinear , Inc.
(a)
................... 8,726 202,792
NeoPhotonics Corp.
(a)
................ 6,505 39,616
NVE Corp. ....................... 672 32,982
Onto Innovation, Inc.
(a)
............... 6,098 181,598
PDF Solutions, Inc.
(a)
................ 3,884 72,670
Photronics , Inc.
(a)
................... 8,314 82,807
Pixelworks , Inc.
(a)
................... 4,865 9,973
Power Integrations, Inc. .............. 7,663 424,530
Rambus, Inc.
(a)
.................... 14,577 199,559
Semtech Corp.
(a)
................... 8,381 443,858
Silicon Laboratories, Inc.
(a)
............. 5,628 550,700
SiTime Corp.
(a)
..................... 1,186 99,660
SMART Global Holdings, Inc.
(a)
.......... 1,895 51,809
SunPower Corp.
(a)
.................. 9,657 120,809
Synaptics , Inc.
(a)
................... 4,423 355,698
Ultra Clean Holdings, Inc.
(a)
............ 5,335 114,489
Veeco Instruments, Inc.
(a)
............. 6,603 77,057
6,597,969
Software — 5.4%
8x8, Inc.
(a)
........................ 13,673 212,615
A10 Networks, Inc.
(a)
................. 8,303 52,890
ACI Worldwide, Inc.
(a)
................ 14,806 386,881
Agilysys , Inc.
(a)
.................... 2,247 54,288
Alarm.com Holdings, Inc.
(a)(b)
........... 6,184 341,666
Altair Engineering, Inc., Class A
(a)
........ 5,444 228,539
American Software, Inc., Class A ........ 4,029 56,567
Appfolio , Inc., Class A
(a)(b)
............. 2,101 297,943
Appian Corp.
(a)
.................... 4,636 300,181
Asure Software, Inc.
(a)
................ 1,314 9,921
Avaya Holdings Corp.
(a)
............... 10,661 162,047
Benefitfocus , Inc.
(a)
.................. 4,013 44,946
Blackbaud , Inc.
(b)
................... 6,405 357,591
Blackline, Inc.
(a)(b)
................... 6,549 586,987
Bottomline Technologies DE, Inc.
(a)
....... 5,700 240,312
Box, Inc., Class A
(a)
................. 18,060 313,522
Cerence , Inc.
(a)
.................... 4,782 233,696
ChannelAdvisor Corp.
(a)
.............. 3,719 53,814
Cloudera, Inc.
(a)
.................... 26,443 287,964
CommVault Systems, Inc.
(a)
............ 5,426 221,381
Cornerstone OnDemand , Inc.
(a)
......... 7,866 286,008
Digimarc Corp.
(a)
................... 1,659 37,045
Digital Turbine, Inc.
(a)
................ 10,732 351,366
Domo, Inc., Class B
(a)
................ 3,264 125,109
Ebix , Inc.
(b)
....................... 3,345 68,907
eGain Corp.
(a)
..................... 2,825 40,030
Envestnet , Inc.
(a)(b)
.................. 6,917 533,716
GTY Technology Holdings, Inc.
(a)(b)
....... 5,830 15,449
Intelligent Systems Corp.
(a)
............ 978 38,122
j2 Global, Inc.
(a)(b)
................... 5,884 407,290
LivePerson , Inc.
(a)
.................. 7,948 413,217
MicroStrategy , Inc., Class A
(a)
........... 1,009 151,915
Mimecast Ltd.
(a)
.................... 7,418 348,053
Mitek Systems, Inc.
(a)
................ 4,222 53,788
MobileIron , Inc.
(a)
................... 12,914 90,527

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Software (continued)
Model N, Inc.
(a)
.................... 4,394 $ 155,020
OneSpan , Inc.
(a)
.................... 4,500 94,320
Park City Group, Inc.
(a)
............... 1,277 6,296
Ping Identity Holding Corp.
(a)
........... 4,740 147,935
Progress Software Corp. .............. 5,806 212,964
PROS Holdings, Inc.
(a)(b)
.............. 5,082 162,319
Q2 Holdings, Inc.
(a)
.................. 6,469 590,361
QAD, Inc., Class A .................. 1,558 65,748
Qualys , Inc.
(a)
..................... 4,430 434,184
Rapid7, Inc.
(a)
..................... 6,550 401,122
Rimini Street, Inc.
(a)
................. 2,641 8,504
Rosetta Stone, Inc.
(a)
................ 3,133 93,927
Sailpoint Technologies Holdings, Inc.
(a)
.... 11,465 453,670
Sapiens International Corp. NV ......... 3,411 104,308
SeaChange International, Inc.
(a)
......... 3,077 2,678
SecureWorks Corp., Class A
(a)
.......... 1,136 12,939
ShotSpotter, Inc.
(a)
.................. 1,098 34,082
Smith Micro Software, Inc.
(a)
............ 4,237 15,804
Sprout Social, Inc., Class A
(a)
........... 3,557 136,944
SPS Commerce, Inc.
(a)
............... 4,554 354,620
SVMK, Inc.
(a)
...................... 15,737 347,945
Synchronoss Technologies, Inc.
(a)
........ 5,752 17,314
Telenav , Inc.
(a)
..................... 4,426 15,934
Tenable Holdings, Inc.
(a)
.............. 9,116 344,129
Upland Software, Inc.
(a)
............... 3,346 126,144
Varonis Systems, Inc.
(a)
............... 4,070 469,759
Verint Systems, Inc.
(a)
................ 8,328 401,243
Veritone , Inc.
(a)(b)
................... 3,160 28,946
VirnetX Holding Corp. ................ 8,291 43,694
Workiva , Inc.
(a)
..................... 5,047 281,421
Xperi Holding Corp.
(b)
................ 13,859 159,240
Yext , Inc.
(a)
....................... 13,171 199,936
Zix Corp.
(a)(b)
...................... 7,316 42,725
Zuora , Inc., Class A
(a)(b)
............... 13,284 137,357
13,507,825
Specialty Retail — 2.7%
Aaron's, Inc. ...................... 8,743 495,291
Abercrombie & Fitch Co., Class A ........ 7,849 109,337
American Eagle Outfitters, Inc.
(b)
......... 19,585 290,054
America's Car-Mart, Inc.
(a)
............. 830 70,450
Asbury Automotive Group, Inc.
(a)
......... 2,506 244,210
At Home Group, Inc.
(a)
............... 6,936 103,069
Bed Bath & Beyond, Inc. .............. 16,209 242,811
Boot Barn Holdings, Inc.
(a)
............. 3,624 101,979
Buckle, Inc. (The) .................. 3,695 75,341
Caleres , Inc. ...................... 4,728 45,200
Camping World Holdings, Inc., Class A
(b)
... 4,266 126,914
Cato Corp. (The), Class A ............. 2,996 23,429
Chico's FAS, Inc. ................... 18,259 17,757
Children's Place, Inc. (The)
(b)
........... 1,964 55,679
Citi Trends, Inc. .................... 1,278 31,924
Conn's, Inc.
(a)
..................... 2,008 21,245
Container Store Group, Inc. (The)
(a)
....... 2,426 15,065
Designer Brands, Inc., Class A
(b)
......... 7,913 42,968
Envela Corp.
(a)(b)
................... 1,027 4,406
Express, Inc.
(a)
..................... 8,759 5,343
GameStop Corp., Class A
(a)
............ 6,859 69,962
Genesco, Inc.
(a)
.................... 1,747 37,630
Group 1 Automotive, Inc.
(b)
............. 2,252 199,054
GrowGeneration Corp.
(a)
.............. 4,669 74,611
Guess?, Inc. ...................... 5,424 63,027
Haverty Furniture Cos., Inc. ............ 2,098 43,932
Hibbett Sports, Inc.
(a)
................ 2,052 80,479
Hudson Ltd., Class A
(a)
............... 4,769 36,244
Lithia Motors, Inc., Class A ............ 2,903 661,710
Lumber Liquidators Holdings, Inc.
(a)
....... 3,716 81,938
Security Shares Value
Specialty Retail (continued)
MarineMax , Inc.
(a)
................... 2,806 $ 72,030
Michaels Cos., Inc. (The)
(a)
............ 9,674 93,402
Monro , Inc. ....................... 4,333 175,790
Murphy USA, Inc.
(a)
................. 3,590 460,489
National Vision Holdings, Inc.
(a)
......... 10,458 399,914
ODP Corp. (The) ................... 6,872 133,660
OneWater Marine, Inc., Class A
(a)
........ 702 14,384
Rent-A-Center, Inc. ................. 6,436 192,372
RH
(a)(b)
.......................... 2,023 774,040
Sally Beauty Holdings, Inc.
(a)
........... 14,598 126,857
Shoe Carnival, Inc. .................. 1,138 38,214
Signet Jewelers Ltd.
(b)
................ 6,784 126,861
Sleep Number Corp.
(a)
............... 3,508 171,576
Sonic Automotive, Inc., Class A ......... 3,142 126,183
Sportsman's Warehouse Holdings, Inc.
(a)
... 5,364 76,759
Tilly's, Inc., Class A ................. 2,334 14,074
Urban Outfitters, Inc.
(a)
............... 8,973 186,728
Winmark Corp. .................... 395 68,011
Zumiez , Inc.
(a)
..................... 2,658 73,946
6,796,349
Technology Hardware, Storage & Peripherals — 0.2%
(a)
3D Systems Corp. .................. 15,733 77,249
Avid Technology, Inc. ................ 4,169 35,687
Diebold Nixdorf, Inc. ................. 8,779 67,071
Eastman Kodak Co. ................. 2,191 19,325
Immersion Corp. ................... 2,073 14,615
Intevac, Inc. ...................... 2,670 14,712
Quantum Corp. .................... 3,907 17,972
Super Micro Computer, Inc.
(b)
........... 5,729 151,245
397,876
Textiles, Apparel & Luxury Goods — 0.9%
Crocs, Inc.
(a)
...................... 8,681 370,939
Deckers Outdoor Corp.
(a)
.............. 3,639 800,616
Fossil Group, Inc.
(a)
................. 6,532 37,494
G-III Apparel Group Ltd.
(a)
............. 5,543 72,669
Kontoor Brands, Inc.
(b)
............... 6,679 161,632
Lakeland Industries, Inc.
(a)
............. 1,003 19,859
Movado Group, Inc. ................. 2,288 22,743
Oxford Industries, Inc.
(b)
.............. 2,147 86,653
Rocky Brands, Inc. .................. 943 23,415
Steven Madden Ltd. ................. 10,561 205,939
Superior Group of Cos., Inc. ........... 1,519 35,286
Unifi, Inc.
(a)
....................... 1,745 22,406
Vera Bradley, Inc.
(a)
................. 3,000 18,330
Wolverine World Wide, Inc.
(b)
........... 10,271 265,403
2,143,384
Thrifts & Mortgage Finance — 1.6%
Axos Financial, Inc.
(a)
................ 7,375 171,911
Bogota Financial Corp.
(a)
.............. 813 6,195
Bridgewater Bancshares, Inc.
(a)
......... 3,082 29,248
Capitol Federal Financial, Inc. .......... 17,595 163,018
Columbia Financial, Inc.
(a)
............. 6,632 73,615
ESSA Bancorp, Inc. ................. 1,222 15,067
Essent Group Ltd. .................. 14,245 527,208
Federal Agricultural Mortgage Corp., Class C 1,229 78,238
Flagstar Bancorp, Inc. ............... 5,508 163,202
FS Bancorp, Inc. ................... 493 20,213
Greene County Bancorp, Inc. ........... 388 8,416
Hingham Institution For Savings (The) ..... 187 34,408
Home Bancorp, Inc. ................. 1,018 24,585
HomeStreet , Inc. ................... 2,624 67,594
Kearny Financial Corp. ............... 10,162 73,268
Luther Burbank Corp. ................ 2,629 21,952
Merchants Bancorp ................. 1,064 20,972

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Thrifts & Mortgage Finance (continued)
Meridian Bancorp, Inc. ............... 6,383 $ 66,064
Meta Financial Group, Inc. ............. 4,423 85,010
MMA Capital Holdings, Inc.
(a)
........... 637 14,339
Mr Cooper Group, Inc.
(a)
.............. 9,971 222,553
NMI Holdings, Inc., Class A
(a)
........... 10,641 189,410
Northfield Bancorp, Inc. .............. 5,768 52,604
Northwest Bancshares, Inc. ............ 15,009 138,083
Oconee Federal Financial Corp. ......... 98 2,136
OP Bancorp ...................... 1,864 10,662
PCSB Financial Corp. ................ 2,088 25,202
PDL Community Bancorp
(a)
............ 1,335 11,775
PennyMac Financial Services, Inc. ....... 5,537 321,810
Pioneer Bancorp, Inc.
(a)
............... 1,483 13,169
Premier Financial Corp. .............. 4,636 72,206
Provident Bancorp, Inc. ............... 1,329 10,353
Provident Financial Holdings, Inc. ........ 732 8,711
Provident Financial Services, Inc. ........ 9,159 111,740
Prudential Bancorp, Inc. .............. 1,270 13,386
Radian Group, Inc. .................. 24,722 361,188
Riverview Bancorp, Inc. .............. 3,056 12,682
Security National Financial Corp., Class A
(a)
. 841 5,382
Southern Missouri Bancorp, Inc. ......... 1,047 24,688
Standard AVB Financial Corp. .......... 404 13,191
Sterling Bancorp, Inc. ................ 2,419 7,281
Territorial Bancorp, Inc. ............... 1,110 22,455
Timberland Bancorp, Inc. ............. 982 17,676
TrustCo Bank Corp. ................. 12,433 64,900
Walker & Dunlop, Inc. ................ 3,702 196,206
Washington Federal, Inc. .............. 9,696 202,259
Waterstone Financial, Inc. ............. 3,092 47,895
Western New England Bancorp, Inc. ...... 2,982 16,789
WSFS Financial Corp. ............... 6,608 178,218
4,039,133
Tobacco — 0.1%
Turning Point Brands, Inc. ............. 1,518 42,352
Universal Corp. .................... 3,151 131,964
Vector Group Ltd. .................. 18,190 176,261
350,577
Trading Companies & Distributors — 1.4%
Alta Equipment Group, Inc.
(a)
........... 2,288 17,915
Applied Industrial Technologies, Inc. ...... 4,993 275,114
Beacon Roofing Supply, Inc.
(a)
.......... 7,039 218,702
BMC Stock Holdings, Inc.
(a)
............ 8,759 375,148
CAI International, Inc. ................ 2,260 62,218
DXP Enterprises, Inc.
(a)
............... 2,306 37,196
EVI Industries, Inc.
(a)
................. 654 17,403
Foundation Building Materials, Inc.
(a)
...... 2,718 42,727
GATX Corp.
(b)
..................... 4,504 287,130
General Finance Corp.
(a)
.............. 1,474 9,330
GMS, Inc.
(a)
....................... 5,276 127,152
H&E Equipment Services, Inc. .......... 4,209 82,749
Herc Holdings, Inc.
(a)
................ 3,151 124,811
Lawson Products, Inc.
(a)
.............. 584 23,962
MRC Global, Inc.
(a)
.................. 10,874 46,541
Nesco Holdings, Inc.
(a)(b)
.............. 1,542 6,399
NOW, Inc.
(a)
...................... 13,557 61,549
Rush Enterprises, Inc., Class A ......... 3,564 180,124
Rush Enterprises, Inc., Class B ......... 569 25,207
SiteOne Landscape Supply, Inc.
(a)
........ 5,714 696,822
Systemax, Inc. .................... 1,743 41,727
Textainer Group Holdings Ltd.
(a)
......... 6,927 98,086
Titan Machinery, Inc.
(a)
............... 2,475 32,744
Transcat , Inc.
(a)
.................... 853 24,993
Triton International Ltd. ............... 6,500 264,355
Veritiv Corp.
(a)
..................... 1,816 22,991
Security Shares Value
Trading Companies & Distributors (continued)
WESCO International, Inc.
(a)
........... 6,356 $ 279,791
Willis Lease Finance Corp.
(a)
........... 394 7,269
3,490,155
Water Utilities — 0.5%
American States Water Co. ............ 4,803 359,985
Artesian Resources Corp., Class A ....... 1,099 37,883
Cadiz, Inc.
(a)
...................... 2,492 24,746
California Water Service Group ......... 6,367 276,646
Consolidated Water Co. Ltd. ........... 1,787 18,603
Global Water Resources, Inc. ........... 1,617 17,431
Middlesex Water Co. ................ 2,167 134,679
Pure Cycle Corp.
(a)(b)
................. 2,648 23,858
SJW Group
(b)
..................... 3,382 205,828
York Water Co. (The) ................ 1,710 72,282
1,171,941
Wireless Telecommunication Services — 0.2%
Boingo Wireless, Inc.
(a)
............... 5,878 59,926
Gogo , Inc.
(a)
...................... 7,126 65,844
Shenandoah Telecommunications Co.
(b)
.... 6,261 278,208
Spok Holdings, Inc. ................. 2,466 23,452
427,430
Total Common Stocks — 98.6%
(Cost: $221,900,452) ............................. 245,097,434
Investment Companies — 0.0%
Ferroglobe Representation & Warranty
Insurance Trust - Beneficial Interest Units
(c)
10,979 —
Total Investment Companies — 0.0%
(Cost: $—) .................................... —
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp. (Issued/exercisable
0, 1 share for 1 warrant, Expires 09/01/24,
Strike Price USD 73.44)
(a)(b)
.......... 647 1,585
Total Warrants — 0.0% ............................. 1,585
Total Long-Term Investments — 98.6%
(Cost: $221,900,452) ............................. 245,099,019
Short-Term Securities — 12.5%
(e)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% ................... 3,263,526 3,263,526
SL Liquidity Series, LLC, Money Market Series,
0.25%
(f)
....................... 27,877,134 27,888,285
Total Short-Term Securities — 12.5%
(Cost: $31,155,830) .............................. 31,151,811
Total Investments — 111.1%
(Cost: $253,056,282 ) ............................. 276,250,830
Liabilities in Excess of Other Assets — (11.1)% ........... (27,575,014)
Net Assets — 100.0% .............................. $ 248,675,816

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
. $ 3,005,083 $ 258,443 $ — $ — $ — $ 3,263,526 3,263,526 $ 9,831 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
......... 41,598,888 — (13,693,760) (12,599) (4,244) 27,888,285 27,877,134 207,109
(b)
—
$ (12,599) $ (4,244) $ 31,151,811 $ 216,940 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 48 12/18/20 $ 3,611 $ (20,361)
Glossary of Terms Used in this Report
Portfolio Abbreviations
CVR Contingent Value Rights
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense .................................... $ 2,166,647 $ — $ — $ 2,166,647
Air Freight & Logistics .................................... 933,994 — — 933,994
Airlines .............................................. 669,355 — — 669,355
Auto Components ...................................... 3,133,622 — — 3,133,622
Automobiles .......................................... 209,005 — — 209,005

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Banks ............................................... $ 17,341,489 $ — $ — $ 17,341,489
Beverages ........................................... 729,499 — — 729,499
Biotechnology ......................................... 27,174,142 — 215 27,174,357
Building Products ....................................... 4,224,515 — — 4,224,515
Capital Markets ........................................ 3,637,699 — — 3,637,699
Chemicals ............................................ 4,084,384 — — 4,084,384
Commercial Services & Supplies ............................. 5,230,953 — — 5,230,953
Communications Equipment ................................ 2,168,421 — — 2,168,421
Construction & Engineering ................................ 3,247,268 — — 3,247,268
Construction Materials .................................... 352,795 — — 352,795
Consumer Finance ...................................... 1,644,428 — — 1,644,428
Containers & Packaging .................................. 499,168 — — 499,168
Distributors ........................................... 204,864 — — 204,864
Diversified Consumer Services .............................. 1,513,726 — — 1,513,726
Diversified Financial Services ............................... 538,664 — — 538,664
Diversified Telecommunication Services ........................ 2,045,766 — — 2,045,766
Electric Utilities ........................................ 1,707,538 — — 1,707,538
Electrical Equipment ..................................... 3,609,392 — — 3,609,392
Electronic Equipment, Instruments & Components ................. 5,284,884 — — 5,284,884
Energy Equipment & Services .............................. 1,348,420 — — 1,348,420
Entertainment ......................................... 616,900 — — 616,900
Equity Real Estate Investment Trusts (REITs) .................... 14,359,669 — — 14,359,669
Food & Staples Retailing .................................. 2,111,132 — — 2,111,132
Food Products ......................................... 3,724,298 — — 3,724,298
Gas Utilities ........................................... 2,474,464 — — 2,474,464
Health Care Equipment & Supplies ........................... 9,328,908 — — 9,328,908
Health Care Providers & Services ............................ 6,627,410 — — 6,627,410
Health Care Technology .................................. 2,834,060 — — 2,834,060
Hotels, Restaurants & Leisure .............................. 8,950,015 — — 8,950,015
Household Durables ..................................... 6,016,741 — — 6,016,741
Household Products ..................................... 598,593 — — 598,593
Independent Power and Renewable Electricity Producers ............ 1,460,531 — — 1,460,531
Industrial Conglomerates .................................. 96,948 — — 96,948
Insurance ............................................ 5,832,805 — — 5,832,805
Interactive Media & Services ............................... 854,716 — — 854,716
Internet & Direct Marketing Retail ............................ 1,938,669 — — 1,938,669
IT Services ........................................... 5,005,487 — — 5,005,487
Leisure Products ....................................... 1,650,740 — — 1,650,740
Life Sciences Tools & Services .............................. 1,835,751 — — 1,835,751
Machinery ............................................ 8,969,413 — — 8,969,413
Marine .............................................. 319,167 — — 319,167
Media ............................................... 1,779,055 — — 1,779,055
Metals & Mining ........................................ 3,660,829 — — 3,660,829
Mortgage Real Estate Investment Trusts (REITs) .................. 3,183,410 — — 3,183,410
Multiline Retail ......................................... 492,279 — — 492,279
Multi-Utilities .......................................... 1,122,298 — — 1,122,298
Oil, Gas & Consumable Fuels ............................... 3,374,561 — — 3,374,561
Paper & Forest Products .................................. 1,220,154 — — 1,220,154
Personal Products ...................................... 910,335 — — 910,335
Pharmaceuticals ....................................... 4,864,129 — — 4,864,129
Professional Services .................................... 2,963,700 — — 2,963,700
Real Estate Management & Development ....................... 1,888,023 — — 1,888,023
Road & Rail ........................................... 1,408,752 — — 1,408,752
Semiconductors & Semiconductor Equipment .................... 6,597,969 — — 6,597,969
Software ............................................. 13,507,825 — — 13,507,825
Specialty Retail ........................................ 6,796,349 — — 6,796,349
Technology Hardware, Storage & Peripherals .................... 397,876 — — 397,876
Textiles, Apparel & Luxury Goods ............................ 2,143,384 — — 2,143,384
Thrifts & Mortgage Finance ................................ 4,039,133 — — 4,039,133
Tobacco ............................................. 350,577 — — 350,577
Trading Companies & Distributors ............................ 3,490,155 — — 3,490,155
Water Utilities ......................................... 1,171,941 — — 1,171,941
Wireless Telecommunication Services ......................... 427,430 — — 427,430
Warrants .............................................. 1,585 — — 1,585

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Short-Term Securities ....................................... $ 3,263,526 $ — $ — $ 3,263,526
Subtotal ....................................................
$ 248,362,330 $ — $ 215 $ 248,362,545
Investments Valued at NAV
(a)
...................................... 27,888,285
$ —
Total Investments .............................................. $ 276,250,830
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (20,361) $ — $ — $ (20,361)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.